Loan Number	Pool ID	Alternate Loan Number	Original Balance	State	Loan Exception Status	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial KBRA Exception Grade	Final KBRA Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Category	Breach ID	Breach Name	Initial Breach Date	Initial Comments	Client/Seller Response Comments	Conclusion Date	Conclusion Comments Date Cleared Canceled or Exception Remains Note Must State Final Status	Waiver or Exception	Waiver or Exception Made By	Compensating Factors	General Comments
UWM2021J10403	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided within tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower has more than XXX years at current residence - Borrower at current residence XXX years
UWM2021J10403	XXX	XXXX	$XXXXXX	XX	Cleared	A	A	A	A	A	A	A	A	A	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only-Pending Valuation Review; XX/XX/XXXX - Third Party Valuation Product Provided;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided within tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has more than XXX years at current residence - Borrower at current residence XXX years
UWM2021J10467	XXX	XXXX	$XXXXXX	XX	Acknowledged	D	B	D	B	D	B	C	B	C	B	Compliance	XXX	Initial Escrow Account Disclosure is Missing	XX/XX/XXXX	XX/XX/XXXX - The initial escrow account disclosure is Missing;		XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Initial Escrow Account Disclosure is Missing' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Initial Escrow Account Disclosure is Missing' from Material to Non-Material.; XX/XX/XXXX  - Finding remains, still missing the esrow account disclsoure.   The final CD will not suffice.
																								Waiver	Client
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10467	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10467	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10400	XXX	XXXX	$XXXXXX	XX	Acknowledged	D	B	D	B	D	B	C	B	C	B	Compliance	XXX	Escrow Waiver Disclosure is Missing	XX/XX/XXXX	XX/XX/XXXX - The escrow waiver disclosure is Missing;		XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Escrow Waiver Disclosure is Missing' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Escrow Waiver Disclosure is Missing' from Material to Non-Material.
																								Waiver	Client	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10400	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q.-Missing Condo Project Limited Review as required per DU.;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - The exception 'ATR/QM Status is Pending' is cleared.			Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10400	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	XXX Approval Missing	XX/XX/XXXX	XX/XX/XXXX - Condo approval indicator is Missing;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - XXX approval indicator is Not Applicable; XX/XX/XXXX - FInding remians as we do not have XXX cert or evidence subject is located in an established project.			Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10472	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	AUS is Partial	XX/XX/XXXX	XX/XX/XXXX - The AUS is Partial; XX/XX/XXXX - AUS is approve/ineligible.;		XX/XX/XXXX	XX/XX/XXXX - Lender overlay applied. Condition rescinded.; XX/XX/XXXX - The AUS is received.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10472	XXX	XXXX	$XXXXXX	XX	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	XXX	TILA Right of Rescission Test	XX/XX/XXXX
XX/XX/XXXX  - Final CD reflects disbursement date as XX/XX/XXXX. Borrower signed on XX/XX/XXXX. Post Final CD issued XX/XX/XXXX reflects disbursement date ast XX/XX/XXXX.; XX/XX/XXXX  - This loan failed the TILA right of rescission test.Closed-end ( XX CFR §XXX(a)(X) , transferred from  XX CFR §XXX(a)(X) ), Open-end ( XX CFR §XXX(a)(X) , transferred from  XX CFR §XXX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXX or §XXX, or delivery of all material disclosures, whichever occurs last.;
XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'TILA Right of Rescission Test' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'TILA Right of Rescission Test' from Material to Non-Material.; XX/XX/XXXX  - This loan failed the TILA right of rescission test.Closed-end ( XX CFR §XXX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXX or §XXX, or delivery of all material disclosures, whichever occurs last.
																								Waiver	Client
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10367	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	AUS is Partial	XX/XX/XXXX	XX/XX/XXXX - The AUS is Approve/Ineligible. Missing Approve/Eligible DU Finding required by Lender. ;		XX/XX/XXXX	XX/XX/XXXX - Lender overlay applied. Condition rescinded.; XX/XX/XXXX - The AUS is received.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10367	XXX	XXXX	$XXXXXX	XX	Cleared	A	A	A	A	A	A	A	A	A	A	Compliance	XXX	TILA Right of Rescission Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TILA right of rescission test.Closed-end ( XX CFR §XXX(a)(X) , transferred from  XX CFR §XXX(a)(X) ), Open-end ( XX CFR §XXX(a)(X) , transferred from  XX CFR §XXX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXX or §XXX, or delivery of all material disclosures, whichever occurs last.; XX/XX/XXXX  - This loan passed the TILA right of rescission test.Closed-end ( XX CFR §XXX(a)(X) , transferred from  XX CFR §XXX(a)(X) ), Open-end ( XX CFR §XXX(a)(X) , transferred from  XX CFR §XXX(a)(X) )The funding date is not before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXX or §XXX, or delivery of all material disclosures, whichever occurs last.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the TILA right of rescission test.Closed-end ( XX CFR §XXX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is not before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXX or §XXX, or delivery of all material disclosures, whichever occurs last.
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10367	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Qualified Mortgage Balloon Payment Loan	XX/XX/XXXX
XX/XX/XXXX  - Balloon Payment Loan ( XX CFR §XXX(e)(X)(i)(C) )This loan has a balloon payment.A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not result in a balloon payment.;
XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Qualified Mortgage Balloon Payment Loan' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Qualified Mortgage Balloon Payment Loan' from Material to Non-Material.
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10367	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Third Party Valuation Product Provided.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10367	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX. Condition is for information purposes only - DD firm will order. ;		XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX' from Active to Acknowledged by Client.
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10367	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10380	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10380	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Exception is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10468	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Coverage is Not Sufficient.	XX/XX/XXXX
XX/XX/XXXX  - Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.;
																						XX/XX/XXXX	XX/XX/XXXX - Replacement cost estimator provided indicates hazard insurance is sufficient. Condition cleared. ; XX/XX/XXXX - Hazard insurance coverage is sufficient.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10479	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	XXX	Fraud Report Missing	XX/XX/XXXX	XX/XX/XXXX - Fraud report Missing.;		XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - Fraud report Present.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10479	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10479	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX' from Active to Acknowledged by Client.

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10479	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10109	XXX	XXXX	$XXXXXX	XX	Acknowledged	D	B	D	B	D	B	C	B	C	B	Compliance	XXX	Escrow Waiver Disclosure is Missing	XX/XX/XXXX	XX/XX/XXXX - The escrow waiver disclosure is Missing;		XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Escrow Waiver Disclosure is Missing' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Escrow Waiver Disclosure is Missing' from Material to Non-Material.; XX/XX/XXXX  - Missing the actual escrow waiver signed disclosure, final CD will not suffice.
																								Waiver	Client
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10109	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX' from Active to Acknowledged by Client.

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10109	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10485	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXX	Third Party Second Field Review variance to appraised value exceeds XXX%	XX/XX/XXXX	XX/XX/XXXX - Third party Second Field Review variance of -XXX exceeds XXX% maximum allowed.;		XX/XX/XXXX	XX/XX/XXXX - Additional third party valuation requested to support value.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10485	XXX	XXXX	$XXXXXX	XX	Cleared	A	A	A	A	A	A	A	A	A	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10485	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Coverage is Not Sufficient.	XX/XX/XXXX
XX/XX/XXXX  - Hazard insurance coverage of XXXX is not sufficent. The subject loan amount is XXXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.;
																						XX/XX/XXXX	XX/XX/XXXX - Hazard insurance coverage is sufficient.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10485	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Initial Closing Disclosure Delivery Date Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the initial closing disclosure delivery date test.( XX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation.

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10485	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID Post-Consummation Reason for Redisclosure Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID post-consummation reason for redisclosure validation test.This loan contains a post-consummation revised closing disclosure delivery date but does not provide the reason for the redisclosure after consummation. The reason is required in order to audit post-consummation redisclosure timing tests.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'TRID Post-Consummation Reason for Redisclosure Validation Test' is no longer tested
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10485	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Consummation or Reimbursement Date Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10485	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10485	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That In Total Cannot Increase More Than XXX% Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) do not exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10485	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Reimbursement Amount Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10485	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Initial Loan Estimate Delivery Date Finding (prior to consummation)	XX/XX/XXXX
XX/XX/XXXX  - Initial loan estimate delivery date finding (prior to consummation): ( XX CFR §XXX(e)(X)(iii)(B) )The initial loan estimate delivery date is less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; orThe initial loan estimate delivery date is on or after consummation of the transaction.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $X, regardless of the actual values on the disclosure.The creditor shall deliver or place in the mail the disclosures required under §XXX(e)(X)(e)(X)(i) (provision of loan estimate form) not later than the seventh business day before consummation of the transaction.;
XX/XX/XXXX
XX/XX/XXXX  - Initial loan estimate delivery date finding (prior to consummation). ( XX CFR §XXX(e)(X)(iii)(B) )The initial loan estimate delivery date is not less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction. The creditor shall deliver or place in the mail the disclosures required under §XXX(e)(X)(e)(X)(i) (provision of loan estimate form) not later than the seventh business day before consummation of the transaction.

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10485	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Initial Loan Estimate Delivery Date Test (prior to consummation)	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the initial loan estimate delivery date test (prior to consummation) due to one of the following: ( XX CFR §XXX(e)(X)(iii)(B) )The initial loan estimate delivery date is less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; orThe initial loan estimate delivery date is on or after consummation of the transaction.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $X, regardless of the actual values on the disclosure.The creditor shall deliver or place in the mail the disclosures required under §XXX(e)(X)(e)(X)(i) (provision of loan estimate form) not later than the seventh business day before consummation of the transaction.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the initial loan estimate delivery date test (prior to consummation). ( XX CFR §XXX(e)(X)(iii)(B) )The initial loan estimate delivery date is not less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction.The creditor shall deliver or place in the mail the disclosures required under §XXX(e)(X)(e)(X)(i) (provision of loan estimate form) not later than the seventh business day before consummation of the transaction.

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10485	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Written List of Service Providers Disclosure Date Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the written list of service providers disclosure date test for one or more of the following reasons: ( XX CFR §XXX(e)(X)(vi) )The written list of service providers disclosure date is either:Less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; orLater than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXX(e)(X)(e)(X)(iii) §XXX.X(a)(X) and as it relates to §XXX(a)(X)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §XXX(e)(X)(e)(X)(i) but in accordance with the timing requirements in §XXX(e)(X)(e)(X)(iii).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the written list of service providers disclosure date test due to the following reasons: ( XX CFR §XXX(e)(X)(vi) )The written list of service providers disclosure date is not less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; andThe written list of service providers disclosure date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or mortgage broker receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXX(a)(X)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §XXX(e)(X)(e)(X)(i) but in accordance with the timing requirements in §XXX(e)(X)(e)(X)(iii).; XX/XX/XXXX  - This compliance test 'Written List of Service Providers Disclosure Date Test' is no longer tested

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10485	XXX	XXXX	$XXXXXX	XX	Acknowledged	D	B	D	B	D	B	C	B	C	B	Compliance	XXX	Escrow Waiver Disclosure is Missing	XX/XX/XXXX	XX/XX/XXXX - The escrow waiver disclosure is Missing;		XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Escrow Waiver Disclosure is Missing' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Escrow Waiver Disclosure is Missing' from Material to Non-Material.
																								Waiver	Client
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10485	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10373	XXX	XXXX	$XXXXXX	XX	Acknowledged	D	B	D	B	D	B	C	B	C	B	Compliance	XXX	Escrow Waiver Disclosure is Missing	XX/XX/XXXX	XX/XX/XXXX - The escrow waiver disclosure is Missing;		XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - A copy of the final CD is not an escrow waiver disclsoure, need the disclosure. ; XX/XX/XXXX  - Deemed non-material. ; XX/XX/XXXX  - Change status of 'Escrow Waiver Disclosure is Missing' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Escrow Waiver Disclosure is Missing' from Material to Non-Material.
																								Waiver	Client
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10313	XXX	XXXX	$XXXXXX	XX	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	XXX	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	XX/XX/XXXX
XX/XX/XXXX  - Change severity of 'Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test' from Material to Non-Material.; XX/XX/XXXX  - Change status of 'Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test' from Active to Acknowledged by Client.; XX/XX/XXXX  - cleared; XX/XX/XXXX  - This loan failed the revised closing disclosure delivery date test (no waiting period required). ( XX CFR §XXX(f)(X)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as "In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §XXX(f)(X)(ii), if the disclosures provided under §XXX(f)(X)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction.;
																						XX/XX/XXXX		Waiver	Client
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10491	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	AUS is Partial	XX/XX/XXXX	XX/XX/XXXX - The AUS is Approve/Ineligible. Missing Approve/Eligile DU Finding as required by Lender. ;		XX/XX/XXXX	XX/XX/XXXX - Lender overlay applied. Condition rescinded.; XX/XX/XXXX - The AUS is received.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10113	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Income Verification does not match Approval	XX/XX/XXXX
XX/XX/XXXX  - The borrower income verification does not match approval. The P&L is dated January - Aug XX, clarify if this is Jan XXX or Jan XXX. XXX years P&L is required for the business if XXX business returns are not available due to extension. Provide the XXX & XXX P&L's for the business; XXX XXX, XXX, and XXX or XXX K-X's & XXX P&L.;
																						XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - The borrower income verification does match approval
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10113	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Effective Date is after the Note Date	XX/XX/XXXX	XX/XX/XXXX - The hazard insurance effective date of XX/XX/XXXX is after the note date of XX/XX/XXXX;		XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - The exception 'Hazard Insurance Effective Date is after the Note Date' is cleared.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10113	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10113	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX
XX/XX/XXXX  - ATR/QM Status is pending. Noted documentation is required per Appendix Q. Provide verification of $XXX XXX funds from the borrowers account. The business acount with XXX is in the XXX name, the borrower and the other partner are both signers on the account. Provide a letter from the borrowers partner that use of the business account funds is approved and not a loan from the business.; XX/XX/XXXX  - The P&;L is dated XXX - XXX, clarify if this is Jan XXX or XXX. XXX years P&L is required for the business if XXX business returns are not available due to extension. Provide the XXX & XXX P&L's for the business; XXX, XXX, and XXX or XXX K-X's & XXX P&L;
																						XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - The exception 'ATR/QM Status is Pending' is cleared.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10113	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Asset Documents are Incomplete	XX/XX/XXXX
XX/XX/XXXX  - Asset Documents are Incomplete: Provide verification of $XXX XXX funds from the borrowers account. The business acount with XXX is in the XXX name, the borrower and the other partner are both signers on the account. Provide a letter from the borrowers partner that use of the business account funds is approved and not a loan from the business.;
																						XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - The exception 'Asset Documents are Incomplete' is cleared.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10113	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX' from Active to Acknowledged by Client.

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10113	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10496	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Consummation or Reimbursement Date Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.; XX/XX/XXXX  - Initial LE reflected a Loan Discount fee of $XXX yet the final CD shows a charge of $XXX.  No evidence of valid change of circumstance or reimbursement to the borrower for increase in the amount of $XXX is present in the loan file.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10496	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - Initial LE reflected a Loan Discount fee of $XXX yet the final CD shows a charge of $XXX.  No evidence of valid change of circumstance or reimbursement to the borrower for increase in the amount of $XXX is present in the loan file.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).

Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10496	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Reimbursement Amount Test	XX/XX/XXXX
XX/XX/XXXX  - Initial LE reflected a Loan Discount fee of $XXX yet the final CD shows a charge of $XXX.  No evidence of valid change of circumstance or reimbursement to the borrower for increase in the amount of $XXX is present in the loan file.; XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.

Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10316	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TILA Finance Charge Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TILA finance charge test.( XX CFR §XXX(d)(X) , transferred from  XX CFR §XXX(d)(X) )The finance charge is $XXX. The disclosed finance charge of  $XXX is not considered accurate because it is understated by more than $XXX.; XX/XX/XXXX  - This loan failed the TILA finance charge test.( XX CFR §XXX(d)(X) , transferred from  XX CFR §XXX(d)(X) )The finance charge is $XXX. The disclosed finance charge of  $XXX is not considered accurate because it is understated by more than $XXX.; XX/XX/XXXX  - Per Documentation in the file.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the TILA finance charge test.( XX CFR §XXX(o)(X) )The finance charge is $XXX. The disclosed finance charge of $XXX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.; XX/XX/XXXX  - This loan failed the TILA finance charge test.( XX CFR §XXX(o)(X) )The finance charge is $XXX. The disclosed finance charge of  $XXX is not considered accurate because it is understated by more than $XXX.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10316	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX,XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).;
XX/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10316	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Lender Credits That Cannot Decrease Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the lender credits that cannot decrease test. ( XX CFR §XXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - This loan failed the lender credits that cannot decrease test. ( XX CFR §XXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the lender credits that cannot decrease test. ( XX CFR §XXX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - This loan failed the lender credits that cannot decrease test. ( XX CFR §XXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10316	XXX	XXXX	$XXXXXX	XX	Cleared	A	A	A	A	A	A	A	A	A	A	Compliance	XXX	TRID Total of Payments Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID total of payments test. ( XX CFR §XXX(o)(X) )The total of payments is $XXX. The disclosed total of payments of $XXX is not considered accurate because it is understated by more than $XXX.; XX/XX/XXXX  - This loan passed the TRID total of payments test. ( XX CFR §XXX(o)(X) )The total of payments is $XXX. The disclosed total of payments of $XXX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the TRID total of payments test. ( XX CFR §XXX(o)(X) )The total of payments is $XXX. The disclosed total of payments of $XXX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.; XX/XX/XXXX  - This loan failed the TRID total of payments test. ( XX CFR §XXX(o)(X) )The total of payments is $XXX. The disclosed total of payments of $XXX is not considered accurate because it is understated by more than $XXX.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10316	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Missing; XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided within tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10316	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Missing; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided within tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10043	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided within tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10043	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. XXX firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided within tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10131	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; XX/XX/XXXX  - DTI not supported due to missing evidence liabilities per AUS finding were not paid/closed;
XX/XX/XXXX
XX/XX/XXXX  - Debt being paid at close results in audit DTI within acceptable tolerance. Condition cleared. ; XX/XX/XXXX  - The qualifying back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10131	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10131	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID Post-Consummation Revised Closing Disclosure Data Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID post-consummation revised closing disclosure data validation test.This loan contains a post-consummation reason for redisclosure, but it does not provide either:A consummation date; orA post-consummation revised closing disclosure delivery date; orA date when the event in connection with the settlement of the transaction that caused the closing disclosure to become inaccurate and thereby resulted in a change to an amount actually paid by the consumer from the closing disclosure occurred; orA date when the creditor knew of the event in connection with the settlement of the transaction that caused the closing disclosure to become inaccurate and thereby resulted in a change to an amount actually paid by the consumer from the closing disclosure.These dates are necessary to determine the timing requirement in the Post-Consummation Event and Revised Closing Disclosure Delivery Date Test.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'TRID Post-Consummation Revised Closing Disclosure Data Validation Test' is no longer tested			Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10131	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10131	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10042	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	AUS is Missing	XX/XX/XXXX	XX/XX/XXXX - Missin Approve/Eligible DU Finding.;		XX/XX/XXXX	XX/XX/XXXX - CLeared; XX/XX/XXXX - The AUS is received.; XX/XX/XXXX - Finding remains, still missing AUS.			Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10042	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q. Missing AUS to determine requirements;		XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - The exception 'ATR/QM Status is Pending' is cleared.			Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10304	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	XXX	HMDA Data Tape Not Provided	XX/XX/XXXX	XX/XX/XXXX - HMDA data tape not provided.;		XX/XX/XXXX	XX/XX/XXXX - HMDA data tape provided.			Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10114	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Profit and Loss Does Not Meet Guidelines	XX/XX/XXXX	XX/XX/XXXX - Missing Profit and Loss Statement ;		XX/XX/XXXX	XX/XX/XXXX - P&L provided, condition cleared
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10114	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q.--Missing Profit & Loss.;		XX/XX/XXXX	XX/XX/XXXX - CLeared; XX/XX/XXXX - The exception 'ATR/QM Status is Pending' is cleared.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10114	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10114	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. XXX firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10258	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Compliance	XXX	Initial Escrow Account Disclosure is Missing	XX/XX/XXXX	XX/XX/XXXX - The initial escrow account disclosure is Missing;		XX/XX/XXXX	XX/XX/XXXX - The IEADS was provided in the original loan file. Condition cleared.; XX/XX/XXXX - The initial escrow account disclosure is Present
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10243	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX
XX/XX/XXXX  - Borrower liabilities verified indicator is Partial- Lender to provide proof of the following accounts paid in full:  XXX #XXX, XXX #XXX, XXX #XXX, XXX # XXX, XXX # XXX; (XXX accounts ); XXX # XXX and XXX #XXX (XXX accounts);
XX/XX/XXXX
XX/XX/XXXX  - Cleared; XX/XX/XXXX  - Borrower liabilities verified indicator is Present; XX/XX/XXXX  - Change severity of 'Borrower Liabilities Verification Indicator is Partial' from Material to Non-Material.

Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10243	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q.- Need payoff of accounts listed in AUS and as detailed in liabilities.;		XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - The exception 'ATR/QM Status is Pending' is cleared.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10039	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Initial Closing Disclosure Delivery Date Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation.; XX/XX/XXXX  - Missing Initial Closing Disclosure provided to the Borrower.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the initial closing disclosure delivery date test.( XX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation.

UWM2021J10129	XXX	XXXX	$XXXXXX	XX	Acknowledged	D	B	D	B	D	B	C	B	C	B	Compliance	XXX	Escrow Waiver Disclosure is Missing	XX/XX/XXXX	XX/XX/XXXX - The escrow waiver disclosure is Missing;		XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Escrow Waiver Disclosure is Missing' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Escrow Waiver Disclosure is Missing' from Material to Non-Material.
																								Waiver	Client	Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10129	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	AUS is Missing	XX/XX/XXXX	XX/XX/XXXX - The AUS is Missing;		XX/XX/XXXX	XX/XX/XXXX - AUS provided. ; XX/XX/XXXX - The AUS is received.			Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10129	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q.--Missing AUS Findings.;		XX/XX/XXXX	XX/XX/XXXX - The exception 'ATR/QM Status is Pending' is cleared.			Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10129	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10129	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. XXX firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10212	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID Post-Consummation Revised Closing Disclosure Data Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID post-consummation revised closing disclosure data validation test.This loan contains a post-consummation reason for redisclosure, but it does not provide either:A consummation date; orA post-consummation revised closing disclosure delivery date; orA date when the event in connection with the settlement of the transaction that caused the closing disclosure to become inaccurate and thereby resulted in a change to an amount actually paid by the consumer from the closing disclosure occurred; orA date when the creditor knew of the event in connection with the settlement of the transaction that caused the closing disclosure to become inaccurate and thereby resulted in a change to an amount actually paid by the consumer from the closing disclosure.These dates are necessary to determine the timing requirement in the Post-Consummation Event and Revised Closing Disclosure Delivery Date Test.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'TRID Post-Consummation Revised Closing Disclosure Data Validation Test' is no longer tested; XX/XX/XXXX - XXX provided, condition cleared.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10212	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10212	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX' from Active to Acknowledged by Client.

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10212	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10230	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided within tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10230	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. XXX firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided within tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10090	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	AUS is Partial	XX/XX/XXXX	XX/XX/XXXX - The AUS Recommendation is Approve/Ineligible;		XX/XX/XXXX	XX/XX/XXXX - Lender overlay applied. Condition rescinded.; XX/XX/XXXX - The AUS is received.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10090	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Income Verification does not match Approval	XX/XX/XXXX
XX/XX/XXXX  - The borrower income verification does not match approval. Tax Transcripts ordered XX/XX/XXXX indicate the XXX tax returns provided have not been filed or received by the IRS. The borrower is self-employed XXX) please provide P&L as applicable for XXX or income tax returns per AUS XXX) please provide verification tax returns provided for XXX and XXX were filed and accepted by the IRS.;
																						XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - The borrower income verification does match approval
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10180	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	AUS is Missing	XX/XX/XXXX	XX/XX/XXXX - The AUS is Missing;		XX/XX/XXXX	XX/XX/XXXX - The AUS is received.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10180	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	XXX	Fraud Report Missing	XX/XX/XXXX	XX/XX/XXXX - Fraud report Missing.;		XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - Fraud report Present.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10180	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXX	Third Party Desk Review variance to appraised value exceeds XXX%	XX/XX/XXXX	XX/XX/XXXX - Third party Desk Review variance of -XXX exceeds XXX% maximum allowed.;		XX/XX/XXXX	XX/XX/XXXX - Additional third party valuation requested to support value.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10180	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10180	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10038	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX
XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX' from Active to Acknowledged by Client.; XX/XX/XXXX  - na; XX/XX/XXXX  - There is no AVM in the file; XX/XX/XXXX  - Third Party Valuation Product Not Provided and CU Score is XXX.;
																						XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided within tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10038	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided within tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10035	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Reimbursement Amount Test	XX/XX/XXXX
XX/XX/XXXX  - Initial LE reflected a Lender Credit of $XXX yet the final CD only shows a $XXX credit for fees that exceed the legal limit.  No change of circumstance in file for removal of Lender Credit of $XXX nor evidence of reimbursement to the borrower.; XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.; XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10035	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Lender Credits That Cannot Decrease Test	XX/XX/XXXX
XX/XX/XXXX  - Initial LE reflected a Lender Credit of $XXX yet the final CD only shows a $XXX credit for fees that exceed the legal limit.  No change of circumstance in file for removal of Lender Credit of $XXX nor evidence of reimbursement to the borrower.; XX/XX/XXXX  - This loan failed the lender credits that cannot decrease test. ( XX CFR §XXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the lender credits that cannot decrease test. ( XX CFR §XXX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - This loan failed the lender credits that cannot decrease test. ( XX CFR §XXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10034	XXX	XXXX	$XXXXXX	XX	Acknowledged	D	B	D	B	D	B	C	B	C	B	Compliance	XXX	Escrow Waiver Disclosure is Missing	XX/XX/XXXX	XX/XX/XXXX - The escrow waiver disclosure is Missing;		XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Escrow Waiver Disclosure is Missing' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Escrow Waiver Disclosure is Missing' from Material to Non-Material.
																								Waiver	Client
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10034	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10034	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. XXX firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10130	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10130	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. XXX firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10032	XXX	XXXX	$XXXXXX	XX	Cleared	A	A	A	A	A	A	A	A	A	A	Compliance	XXX	No Compliance Findings	XX/XX/XXXX	XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;		XX/XX/XXXX	XX/XX/XXXX - Lender overlay applied. Condition rescinded.; XX/XX/XXXX - The exception 'No Compliance Findings' is cleared.			Borrower has more than XXX years at current residence - Borrower at current residence XXX years
UWM2021J10032	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - Missing valid COC for increase in appraisal fees; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).
Borrower has more than XXX years at current residence - Borrower at current residence XXX years
UWM2021J10032	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Reimbursement Amount Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.; XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years
UWM2021J10032	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Lender Credits That Cannot Decrease Test	XX/XX/XXXX
XX/XX/XXXX  - Missing valid COC for increase in appraisal fees; XX/XX/XXXX  - This loan failed the lender credits that cannot decrease test. ( XX CFR §XXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the lender credits that cannot decrease test. ( XX CFR §XXX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - This loan passed the lender credits that cannot decrease test. ( XX CFR §XXX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).
Borrower has more than XXX years at current residence - Borrower at current residence XXX years
UWM2021J10032	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q.: AUS is approve/Ineligible status.;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - The exception 'ATR/QM Status is Pending' is cleared.			Borrower has more than XXX years at current residence - Borrower at current residence XXX years
UWM2021J10032	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower has more than XXX years at current residence - Borrower at current residence XXX years
UWM2021J10032	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has more than XXX years at current residence - Borrower at current residence XXX years
UWM2021J10095	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10095	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. XXX firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10054	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Exception is for informational purposes only. XXX firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10096	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
UWM2021J10096	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
UWM2021J10080	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Compliance	XXX	Initial Escrow Account Disclosure is Missing	XX/XX/XXXX	XX/XX/XXXX - The initial escrow account disclosure is Missing;		XX/XX/XXXX	XX/XX/XXXX - The IEADS was provided in the original loan file. Condition cleared; XX/XX/XXXX - The initial escrow account disclosure is Present			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10098	XXX	XXXX	$XXXXXX	XX	Acknowledged	D	B	D	B	D	B	C	B	C	B	Compliance	XXX	Escrow Waiver Disclosure is Missing	XX/XX/XXXX	XX/XX/XXXX - The escrow waiver disclosure is Missing;		XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Escrow Waiver Disclosure is Missing' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Escrow Waiver Disclosure is Missing' from Material to Non-Material.; XX/XX/XXXX  - Finding remains, missing the disclsoure.
																								Waiver	Client	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10098	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Coverage is Not Sufficient.	XX/XX/XXXX	XX/XX/XXXX - Hazard insurance coverage of $XXX is not sufficent. The subject loan amount is $XXX and estimated replacement value from insurance company was $XXX.;		XX/XX/XXXX	XX/XX/XXXX - Hazard insurance coverage is sufficient. HOI provided has replacement coverage, condition cleared.			Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10098	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower has more than XXXXyears at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10098	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. XXX firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10070	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10070	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10023	XXX	XXXX	$XXXXXX	XX	Cleared	B	A	B	A	B	A	B	A	B	A	Credit	XXX	Initial Credit Application is Not Executed	XX/XX/XXXX	XX/XX/XXXX - The initial credit application is Not Executed;		XX/XX/XXXX	XX/XX/XXXX - NA; XX/XX/XXXX - The initial credit application is Present; XX/XX/XXXX - Change severity of 'Initial Credit Application is Not Executed' from Non-Material to Material.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10021	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Coverage is Not Sufficient.	XX/XX/XXXX
XX/XX/XXXX  - Hazard insurance coverage of $XXX is not sufficent. The subject loan amount is $XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.;
																						XX/XX/XXXX	XX/XX/XXXX - Hazard insurance coverage is sufficient.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10413	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a XXX	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a XXX declared XXX in a XXX  (XXX) on XX/XX/XXXX with a release date of XX/XX/XXXX.  Appraisal in file is dated XX/XX/XXXX and does not reflect any damage.  Exception is for informational purposes only.;
																						XX/XX/XXXX	XX/XX/XXXX - Post XXX inspection confirms no property damage			Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10413	XXX	XXXX	$XXXXXX	XX	Acknowledged	D	B	D	B	D	B	C	B	C	B	Compliance	XXX	Escrow Waiver Disclosure is Missing	XX/XX/XXXX	XX/XX/XXXX - The escrow waiver disclosure is Missing;		XX/XX/XXXX
XX/XX/XXXX  - Acknowledged; XX/XX/XXXX  - Change status of 'Escrow Waiver Disclosure is Missing' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Escrow Waiver Disclosure is Missing' from Material to Non-Material.
																								Waiver	Client	Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10413	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10413	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10019	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	CoBorrower Employment Veriification is Unknown	XX/XX/XXXX	XX/XX/XXXX - VVOE not within ten days; XX/XX/XXXX - CoBorrower employment verification is Unknown;		XX/XX/XXXX	XX/XX/XXXX - CLeared; XX/XX/XXXX - CoBorrower employment verification is Stated Level XXX Verified (as defined)
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10019	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Transmittal Summary is Partial	XX/XX/XXXX
XX/XX/XXXX  - The transmittal summary is Partial- old XXXX in file- missing updated XXXX with XXX and XXX income totaling XXX for XXX and XXX. DU in file; however may not be the latest version. Lender to provide correct and updated XXXX and DU for reverification
																						XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - The transmittal summary is Present
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10019	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	XXX	Fraud Report Missing	XX/XX/XXXX	XX/XX/XXXX - Fraud report Missing.;		XX/XX/XXXX	XX/XX/XXXX - CLeared; XX/XX/XXXX - Fraud report Present.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10019	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX
XX/XX/XXXX
XX/XX/XXXX  - The qualifying back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10019	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Property	XXX	Origination Appraisal is Partial	XX/XX/XXXX	XX/XX/XXXX - Origination Appraisal is Partial.; XX/XX/XXXX - Disagree with appraisal change to atatched; per photos the sturcture is detached. ;		XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - Origination appraisal is Present.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10019	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q.- AUS approve ineligible; ;		XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - The exception 'ATR/QM Status is Pending' is cleared.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10412	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Credit Report is Missing	XX/XX/XXXX	XX/XX/XXXX - Missing Borrower credit report;		XX/XX/XXXX	XX/XX/XXXX - Credit report received, condition cleared. ; XX/XX/XXXX - Borrower credit report received
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

UWM2021J10412	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	CoBorrower Credit Report is Missing	XX/XX/XXXX	XX/XX/XXXX - CoBorrower credit report is missing.;		XX/XX/XXXX	XX/XX/XXXX - Credit report received, condition cleared. ; XX/XX/XXXX - Received CoBorrower credit report.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

UWM2021J10412	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q. - Missing credit report documents.;		XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - The exception 'ATR/QM Status is Pending' is cleared.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

UWM2021J10412	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

UWM2021J10412	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

UWM2021J10015	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Qualified Mortgage Points and Fees Finding (XX CFR §XXX(e)(X))	XX/XX/XXXX	XX/XX/XXXX - Subject loan's points and fees exceed the qualified mortgage points and fees threshold.;		XX/XX/XXXX
XX/XX/XXXX  - cleared; XX/XX/XXXX  - The exception 'Qualified Mortgage Points and Fees Finding (12 CFR §1026.43(e)(3))' is cleared.; XX/XX/XXXX  - Lender's QM test indicates discount points were not included in testing as the points were bonafide.  Evidence to indicate the points were bonafide were not provided ( Rate lock sheet with par pricing and evidence of points charged for final rate)

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10015	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided within tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10015	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Conditionn is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided within tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10120	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided within tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided.
UWM2021J10120	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided within tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
UWM2021J10121	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Effective Date is after the Note Date	XX/XX/XXXX	XX/XX/XXXX - The hazard insurance effective date of XX/XX/XXXX is after the note date of XX/XX/XXXX		XX/XX/XXXX	XX/XX/XXXX - Hazard insurance policy dated XX/XX/XXXX was provided. ; XX/XX/XXXX - The exception 'Hazard Insurance Effective Date is after the Note Date' is cleared.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10121	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided within tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10121	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided within tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10407	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX
XX/XX/XXXX  - Missing documentation confirming omission of XXX Lease for XXX per month.   Due to being a lease, the payment could not be omitted based on number of payments remaining without evidence vehicle was returned and lease was closed out.;
XX/XX/XXXX
XX/XX/XXXX  - CLeared, paid by employer. ; XX/XX/XXXX  - Borrower liabilities verified indicator is Present; XX/XX/XXXX  - Finding remains, payment must be included wihtout evidence of lease close out paperword.

Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

UWM2021J10006	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Intent to Proceed is Missing	XX/XX/XXXX	XX/XX/XXXX - The intent to proceed is Missing;		XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - The intent to proceed is received.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds 10 Years

UWM2021J10006	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Consummation or Reimbursement Date Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.; XX/XX/XXXX  - This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10006	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - Missing valid COC for  addition of discount points; XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10006	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Reimbursement Amount Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; XX/XX/XXXX  - This loan passed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the reimbursement amount test.  (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10006	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Partial: Missing evidence of new PITI for rental property at XXX as per new XXX loan listed on Final XXXX.;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10006	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q. Missing docs for ability to confirm DTI and DU approve/Ineligible status.;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - The exception 'ATR/QM Status is Pending' is cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10006	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided within tolerance. Condition cleared.; XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than 2.5' from Active to Acknowledged by Client.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10006	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided within tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10004	XXX	XXXX	$XXXXXX	XX	Cleared	A	A	A	A	A	A	A	A	A	A	Compliance	XXX	Escrow Waiver Disclosure is Missing	XX/XX/XXXX	XX/XX/XXXX - The Escrow waiver document is missing from the file. ;		XX/XX/XXXX	XX/XX/XXXX - Escrow waiver provided, condition cleared. ; XX/XX/XXXX - The escrow waiver disclosure is Present
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

UWM2021J10004	XXX	XXXX	$XXXXXX	XX	Cleared	A	A	A	A	A	A	A	A	A	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuatin Product not provided. Condition is for informational purposes only - DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided within tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

UWM2021J10004	XXX	XXXX	$XXXXXX	XX	Cleared	A	A	A	A	A	A	A	A	A	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuatin Product not provided. Condition is for informational purposes only - DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided within tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

UWM2021J10401	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a XXX disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a XXX disaster area.  XXX declared XXX County in a disaster area (XXX) on XX/XX/XXXX with release date of XX/XX/XXXX  Appraisal in file dated XX/XX/XXXX did not reflect any damange.  Exception is for informational purposes only.;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10401	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10401	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided; XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10002	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10002	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10399	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TILA Finance Charge Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TILA finance charge test.( XX CFR §XXX(d)(X) , transferred from  XX CFR §XXXXXX(d)(X) )The finance charge is XXX The disclosed finance charge of  XXX is not considered accurate because it is understated by more than XXX
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is XXX The disclosed finance charge of XXX is considered accurate because:It is understated by no more than XXX; orIt is greater than the amount required to be disclosed.

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Months) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

UWM2021J10399	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID Consummation Date and Closing / Settlement Date Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID consummation date and closing / settlement date validation test. This loan did not provide the consummation date or the closing / settlement date, which is required for the auditing the following timing tests:Initial Loan Estimate Delivery Date Test (prior to consummation);Revised Loan Estimate Delivery Date Test (prior to consummation);Initial Closing Disclosure Date Test;Revised Closing Disclosure Date Test (No Waiting Period Required);Revised Closing Disclosure Date Test (Waiting Period Required);Reimbursement Date Test;Post-Consummation Event and Revised Closing Disclosure Delivery Date Test;Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test; andPost-Consummation Cure Reimbursement and Revised Closing Disclosure Delivery Date Test.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'TRID Consummation Date and Closing / Settlement Date Validation Test' is no longer tested
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Months) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

UWM2021J10399	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID Post-Consummation Reason for Redisclosure Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID post-consummation reason for redisclosure validation test.This loan contains a post-consummation revised closing disclosure delivery date but does not provide the reason for the redisclosure after consummation. The reason is required in order to audit post-consummation redisclosure timing tests.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'TRID Post-Consummation Reason for Redisclosure Validation Test' is no longer tested
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Months) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

UWM2021J10399	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Consummation or Reimbursement Date Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Months) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

UWM2021J10399	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Months) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

UWM2021J10399	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That In Total Cannot Increase More Than XXX% Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that in total cannot increase more than XXX% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) do not exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Months) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

UWM2021J10399	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID Total of Payments Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID total of payments test. ( XX CFR §XXX(o)(X) )The total of payments is XXX The disclosed total of payments of XXX is not considered accurate because it is understated by more than XXX
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the TRID total of payments test. ( 12 CFR §1026.38(o)(1) )The total of payments is XXX The disclosed total of payments of XXX is considered accurate because:It is understated by no more than XXX orIt is greater than the amount required to be disclosed.; XX/XX/XXXX  - This loan failed the TRID total of payments test. ( 12 CFR §1026.38(o)(1) )The total of payments is XXX The disclosed total of payments of XXX is not considered accurate because it is understated by more than XXX

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Months) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

UWM2021J10399	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Months) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

UWM2021J10399	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Months) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

UWM2021J10398	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID Post-Consummation Reason for Redisclosure Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID post-consummation reason for redisclosure validation test.This loan contains a post-consummation revised closing disclosure delivery date but does not provide the reason for the redisclosure after consummation. The reason is required in order to audit post-consummation redisclosure timing tests.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'TRID Post-Consummation Reason for Redisclosure Validation Test' is no longer tested
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.

UWM2021J10398	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure	XX/XX/XXXX	XX/XX/XXXX - Original PI Payment on Note matches Final CD From Hard Coded form in template: 'Closing Disclosure' at XX/XX/XXXX		XX/XX/XXXX	XX/XX/XXXX - Original PI Payment on Note matches Final CD; XX/XX/XXXX - Original PI Payment on Note matches Final CD; From Hard Coded form in template:; 'Closing Disclosure' at XX/XX/XXXX
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.

UWM2021J10398	XXX	XXXX	$XXXXXX	XX	Cleared	A	A	A	A	A	A	A	A	A	A	Compliance	XXX	TRID Total of Payments Test	XX/XX/XXXX
XX/XX/XXXX  - This loan passed the TRID total of payments test. ( XX CFR §XXX(o)(X) )The total of payments is XXX. The disclosed total of payments of XXX is considered accurate because:It is understated by no more than XXX orIt is greater than the amount required to be disclosed.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the TRID total of payments test. ( 12 CFR §1026.38(o)(1) )The total of payments is XXX The disclosed total of payments of XXX is considered accurate because:It is understated by no more than XXX orIt is greater than the amount required to be disclosed.; XX/XX/XXXX  - This loan failed the TRID total of payments test. ( 12 CFR §1026.38(o)(1) )The total of payments is XXX The disclosed total of payments of XXX is not considered accurate because it is understated by more than XXX

Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.

UWM2021J10398	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Compliance	XXX	Notice of Special Flood Hazards is Missing	XX/XX/XXXX	XX/XX/XXXX - The notice of special flood hazards is Missing;		XX/XX/XXXX	XX/XX/XXXX - The notice of special flood hazards is Present
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.

UWM2021J10398	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Transcripts are missing	XX/XX/XXXX	XX/XX/XXXX - The borrower transcripts is Missing;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - The borrower 4506T is Not Applicable
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.

UWM2021J10398	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending LTV &gt;XXX%;		XX/XX/XXXX	XX/XX/XXXX - The exception 'ATR/QM Status is Pending' is cleared.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.

UWM2021J10398	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	XXX	Power of Attorney Documentation Missing	XX/XX/XXXX	XX/XX/XXXX - Power of Attorney Documentation Missing;		XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - Power of Attorney Documentation Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.

UWM2021J10398	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.

UWM2021J10001	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a XXX disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a XXX disaster area.  XXX declared XXXX County in a disaster area (XXX) on XX/XX/XXXX with an incident period from XX/XX/XXXX to XX/XX/XXXX  Appraisal in file is dated XX/XX/XXXX  does not reflect any damage.  Exception is for informational purposes only.;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10001	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX	11/23/2021 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10001	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	11/23/2021 - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

UWM2021J10397	XXX	XXXX	$XXXXXX	XX	Acknowledged	D	B	D	B	D	B	C	B	C	B	Compliance	XXX	Escrow Waiver Disclosure is Missing	XX/XX/XXXX	XX/XX/XXXX - The escrow waiver disclosure is Missing;		XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Escrow Waiver Disclosure is Missing' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Escrow Waiver Disclosure is Missing' from Material to Non-Material.
																								Waiver	Client
Borrower XXXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds 10 Years

UWM2021J10126	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Initial Closing Disclosure Delivery Date Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10126	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID Post-Consummation Reason for Redisclosure Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID post-consummation reason for redisclosure validation test.This loan contains a post-consummation revised closing disclosure delivery date but does not provide the reason for the redisclosure after consummation. The reason is required in order to audit post-consummation redisclosure timing tests.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'TRID Post-Consummation Reason for Redisclosure Validation Test' is no longer tested			Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10414	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TILA Finance Charge Test	XX/XX/XXXX
XX/XX/XXXX  - Please provide evidence of any bonafide points; XX/XX/XXXX  - This loan failed the TILA finance charge test.( XX CFR §XXX(d)(X) , transferred from  XX CFR §XXXXXX(d)(X) )The finance charge is XXX The disclosed finance charge of  XXX is not considered accurate because it is understated by more than XXX;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is XXX The disclosed finance charge of XXX is considered accurate because:It is understated by no more than XXX orIt is greater than the amount required to be disclosed.; XX/XX/XXXX  - This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is XXX The disclosed finance charge of  XXX is not considered accurate because it is understated by more than XXX

Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

UWM2021J10414	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID Total of Payments Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID total of payments test. ( XX CFR §XXX(o)(X) )The total of payments is XXX The disclosed total of payments of XXX is not considered accurate because it is understated by more than XXX
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the TRID total of payments test. ( 12 CFR §1026.38(o)(1) )The total of payments is XXX The disclosed total of payments of XXX is considered accurate because:It is understated by no more than XXX orIt is greater than the amount required to be disclosed.

Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

UWM2021J10414	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q.;		XX/XX/XXXX	XX/XX/XXXX - The exception 'ATR/QM Status is Pending' is cleared.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

UWM2021J10414	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

UWM2021J10414	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

UWM2021J10009	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Initial Closing Disclosure Delivery Date Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.

Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

UWM2021J10009	XXX	XXXX	$XXXXXX	XX	Cleared	B	A	B	A	B	A	B	A	B	A	Compliance	XXX	Initial Closing Disclosure Delivery Date and Changed Circumstances Date Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the initial closing disclosure delivery date and changed circumstances date test. ( XX CFR §XXX(e)(X)(iv)(A) - (C), (E), (F) , and (D) as amended in XXXX , and XX CFR §XXX(e)(X)(i) )The initial closing disclosure delivery date is either:Later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; orBefore the creditor receives information sufficient to establish that a changed circumstance has occurred.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXXXX(a)(X) and as it relates to §XXX(e)(X)(i) (revised loan estimate disclosure) and §XXX(e)(X)(ii) (relationship to closing disclosure).This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If a creditor uses a revised estimate for the purpose of determining good faith for the zero tolerance and XXX% tolerance categories under §XXX(e)(X)(i) and (ii), the creditor shall provide a revised version of the disclosures required under §XXX(e)(X)(i) reflecting the revised estimate either:Within three business days of receiving information sufficient to establish that one of the reasons for revision provided under §XXX(e)(X)(iv)(A) through (C), (E) and (F) applies; orNo later than three business days after the date the interest rate is locked, for revision provided under §XXX(e)(X)(iv)(D). The revised version of the disclosures required under §XXX(e)(X)(i) shall contain the revised interest rate, the points disclosed pursuant to §XXX(f)(X), lender credits, and any other interest rate dependent charges and terms.Official InterpretationsXX C.F.R. §XXX(e)(X)(ii)Relationship to disclosures required under §XXX(f)(X)(i).Revised disclosures may not be delivered at the same time as the Closing Disclosure. §XXX(e)(X)(ii) prohibits a creditor from providing a revised version of the disclosures required under §XXX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXX(f)(X)(i)...However, if a creditor uses a revised estimate pursuant to § XXX(e)(X)(iv) for the purpose of determining good faith under § XXX(e)(X)(i) and (ii), § XXX(e)(X)(i) permits the creditor to provide the revised estimate in the disclosures required under § XXX(f)(X)(i) (including any corrected disclosures provided under § XXX(f)(X)(i) or (ii)).;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'Initial Closing Disclosure Delivery Date and Changed Circumstances Date Test' is no longer tested
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

UWM2021J10104	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a XXX disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a XXX disaster area.  XXX declared XXX County in a disaster area (XXX) on XX/XX/XXXX with a release date of XX/XX/XXXX  Appraisal in file dated XX/XX/XXXX does not reflect any damage.  Exception is for informational purposes only.;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

UWM2021J10062	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Effective Date is after the Note Date	XX/XX/XXXX	XX/XX/XXXX - The hazard insurance effective date of XX/XX/XXXX is after the disbursement date of XX/XX/XXXX		XX/XX/XXXX	XX/XX/XXXX - The hazard insurance policy provided indicates an effective date of XX/XX/XXXX.; XX/XX/XXXX - The exception 'Hazard Insurance Effective Date is after the Note Date' is cleared.			Liquid Reserves (Months) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
UWM2021J10046	XXX	XXXX	$XXXXXX	XX	Acknowledged	D	B	D	B	D	B	C	B	C	B	Compliance	XXX	Escrow Waiver Disclosure is Missing	XX/XX/XXXX	XX/XX/XXXX - The escrow waiver disclosure is Missing;		XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Escrow Waiver Disclosure is Missing' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Escrow Waiver Disclosure is Missing' from Material to Non-Material.
																								Waiver	Client
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds 10 Years

UWM2021J10046	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds 10 Years

UWM2021J10046	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds 10 Years

UWM2021J10047	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10047	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10047	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10421	XXX	XXXX	$XXXXXX	XX	Cleared	A	A	A	A	A	A	A	A	A	A	Compliance	XXX	No Compliance Findings	XX/XX/XXXX	XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;		XX/XX/XXXX	XX/XX/XXXX - The exception 'No Compliance Findings' is cleared.			Borrower has more than 2 years at current residence - Borrower at current residence XXX years
UWM2021J10421	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Transmittal Summary is Missing	XX/XX/XXXX	XX/XX/XXXX - The transmittal summary is Missing;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - The transmittal summary is Not Applicable			Borrower has more than 2 years at current residence - Borrower at current residence XXX years
UWM2021J10421	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	AUS is Partial	XX/XX/XXXX	XX/XX/XXXX - The AUS is Partial. AUS in file has "Approve/Ineligible" recommendation.;		XX/XX/XXXX	XX/XX/XXXX - CLeared; XX/XX/XXXX - The AUS is received.			Borrower has more than 2 years at current residence - Borrower at current residence XXX years
UWM2021J10421	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX	11/24/2021 - Third Party Valuation Product Provided.			Borrower has more than 2 years at current residence - Borrower at current residence XXX years
UWM2021J10381	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TILA Finance Charge Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TILA finance charge test.( XX CFR §XXX(d)(X) , transferred from  XX CFR §XXXXXX(d)(X) )The finance charge is XXX The disclosed finance charge of  XXX is not considered accurate because it is understated by more than XXX
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is XXX The disclosed finance charge of XXX is considered accurate because:It is understated by no more than XXX orIt is greater than the amount required to be disclosed.; XX/XX/XXXX  - This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is XXX The disclosed finance charge of  XXX is not considered accurate because it is understated by more than XXX

Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.

UWM2021J10381	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID Total of Payments Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID total of payments test. ( XX CFR §XXX(o)(X) )The total of payments is XXX The disclosed total of payments of XXX is not considered accurate because it is understated by more than XXX
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the TRID total of payments test. ( 12 CFR §1026.38(o)(1) )The total of payments is XXX. The disclosed total of payments of XXX is considered accurate because:It is understated by no more than XXX; orIt is greater than the amount required to be disclosed.

Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.

UWM2021J10381	XXX	XXXX	$XXXXXX	XX	Cleared	B	A	B	A	B	A	B	A	B	A	Compliance	XXX	TRID Rescission Total of Payments Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID rescission total of payments test. ( XX CFR §XXX(g)(X)(ii) )The total of payments is XXX The disclosed total of payments of XXX is not considered accurate for purposes of rescission because it is understated by more than XXX of X percent of the face amount of the note or XXX whichever is greater.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the TRID rescission total of payments test. ( 12 CFR §1026.23(g)(1)(ii) )The total of payments is XXX The disclosed total of payments of XXX, is considered accurate for purposes of rescission because:It is understated by no more than 1/2 of 1 percent of the face amount of the note or XXX whichever is greater; orIt is greater than the amount required to be disclosed.

Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.

UWM2021J10381	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	XXX	Fraud Report Missing	XX/XX/XXXX	XX/XX/XXXX - Fraud report Missing.;		XX/XX/XXXX	XX/XX/XXXX - Fraud report provided. ; XX/XX/XXXX - Fraud report Present.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.

UWM2021J10381	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	OFAC Check was not completed/Cleared.	XX/XX/XXXX	XX/XX/XXXX - OFAC Check was not completed/cleared.;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - OFAC Check was completed and cleared.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.

UWM2021J10052	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a XXX disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a XXX disaster area.  XXX declared XXX County in a disaster area (XXX) on XX/XX/XXXX with a release date of XX/XX/XXXX  Appraisal in file datedXX/XX/XXXXdid not reflect any damage.  Exeption is for informational purposes only.;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

UWM2021J10382	XXX	XXXX	$XXXXXX	XX	Acknowledged	D	B	D	B	D	B	C	B	C	B	Compliance	XXX	Escrow Waiver Disclosure is Missing	XX/XX/XXXX	XX/XX/XXXX - The escrow waiver disclosure is Missing;		XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Escrow Waiver Disclosure is Missing' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Escrow Waiver Disclosure is Missing' from Material to Non-Material.
																								Waiver	Client
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

UWM2021J10382	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

UWM2021J10382	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

UWM2021J10384	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

UWM2021J10384	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

UWM2021J10073	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX	XX/XX/XXXX - Within the XXX% variance.; XX/XX/XXXX - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX;		XX/XX/XXXX
XX/XX/XXXX  - The qualifying back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX

Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

UWM2021J10073	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Regulation §XXX(e)(X)(vi) failure - The Qualified Mortgage calculated DTI is greater than XXX%.	XX/XX/XXXX	XX/XX/XXXX - Regulation §XXX(e)(X)(vi) - The Qualified Mortgage calculated DTI of XXX is greater than XXX% (Total Income of XXX and Total Monthly Debt XXX and Future PITI XXX);		XX/XX/XXXX
XX/XX/XXXX  - Cleared; XX/XX/XXXX  - Regulation §1026.43(e)(2)(vi) - The Qualified Mortgage calculated DTI of ___ is not greater than XXX% (Total Income of XXX and Total Monthly Debt XXX and Future PITI ___)

Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

UWM2021J10148	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Consummation or Reimbursement Date Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
UWM2021J10148	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That In Total Cannot Increase More Than XXX% Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that in total cannot increase more than XXX% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($80.00) do not exceed the comparable charges ($80.00) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
UWM2021J10148	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Reimbursement Amount Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the reimbursement amount test.  (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
UWM2021J10148	XXX	XXXX	$XXXXXX	XX	Cleared	B	A	B	A	B	A	B	A	B	A	Credit	XXX	Initial Credit Application is Not Executed	XX/XX/XXXX	XX/XX/XXXX - The initial credit application is Not Executed;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - The initial credit application is Present			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
UWM2021J10148	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. $XXX recording fee added with no XXX or cure on file.;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - The exception 'ATR/QM Status is Pending' is cleared.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
UWM2021J10148	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a XXX disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a XXX disaster area [XXXX; incident end date: XX/XX/XXXX]  with no post disaster inpection. However, appraisal images show no apparent danger.; XX/XX/XXXX  - Property is located in a XXX disaster area [XXXX; incident end date: XX/XX/XXXX] with no post disaster inpection; XX/XX/XXXX  - Post disaster inspection confirms no property damage;
XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Property is located in a XXX disaster area' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Property is located in a XXX disaster area' from Material to Non-Material.
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
UWM2021J10148	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXX	Property located in XXX Declared Disaster Area with no subsequent Property Inspection	XX/XX/XXXX	XX/XX/XXXX - Property located in XXX Declared Disaster Area [XXXX; incident end date: XX/XX/XXXX] with no subsequent Property Inspection. However, images show no apparent damages.;		XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Property located in XXX Declared Disaster Area with no subsequent Property Inspection' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Property located in XXX Declared Disaster Area with no subsequent Property Inspection' from Material to Non-Material.
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
UWM2021J10148	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.; XX/XX/XXXX - CU score is over XXX. Xrd party appraisal review needed.;		XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX' from Active to Acknowledged by Client.
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
UWM2021J10148	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX - CU score is over XXX. Xrd party appraisal review needed.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX - na; XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
UWM2021J10063	XXX	XXXX	$XXXXXX	XX	Cleared	A	A	A	A	A	A	A	A	A	A	Compliance	XXX	No Compliance Findings	XX/XX/XXXX	XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;		XX/XX/XXXX	XX/XX/XXXX - The exception 'No Compliance Findings' is cleared.
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of 0.00.

UWM2021J10063	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	AUS is Partial	XX/XX/XXXX	XX/XX/XXXX - The AUS is Partial. AUS in file has "Approve/Ineligible" recommendation.;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - The AUS is received.
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of 0.00.

UWM2021J10063	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX
11/23/2021  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than 2.5' from Active to Acknowledged by Client.

Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of 0.00.

UWM2021J10063	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	11/23/2021 - Third Party Valuation Product Provided
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of 0.00.

UWM2021J10067	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - Missing ;		XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - The exception 'Borrower Employment Verification does not meet guidelines' is cleared.; XX/XX/XXXX - Missing third party verification of self employment.
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

UWM2021J10387	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a XXX disaster area	XX/XX/XXXX
XX/XX/XXXX  - XXX declared XXX county in a disaster area(fires) on XX/XX/XXXX with an incident end date of XX/XX/XXXX The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.
; XX/XX/XXXX  - Property is located in a XXX disaster area with no post disaster inpection;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

UWM2021J10387	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID Disclosure Delivery and Receipt Date Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID disclosure delivery and receipt date validation test due to one of the following findings:The Revised Loan Estimate Receipt Date is before Revised Loan Estimate Delivery Date; orThe Initial Closing Disclosure Receipt Date is before Initial Closing Disclosure Delivery Date; orThe Revised Closing Disclosure Receipt Date is before Revised Closing Disclosure Delivery Date.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'TRID Disclosure Delivery and Receipt Date Validation Test' is no longer tested
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

UWM2021J10387	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Consummation or Reimbursement Date Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested; XX/XX/XXXX  - This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.;
XX/XX/XXXX
XX/XX/XXXX  - This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested; XX/XX/XXXX  - This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.

Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

UWM2021J10387	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - Missing valid COC for increase in appraisal fee on XX/XX/XXXX; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

UWM2021J10387	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Reimbursement Amount Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the reimbursement amount test.  (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.

Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

UWM2021J10164	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Reimbursement Amount Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the reimbursement amount test.  (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.; XX/XX/XXXX  - This loan passed the reimbursement amount test.  (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.
Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10164	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Lender Credits That Cannot Decrease Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the lender credits that cannot decrease test. ( XX CFR §XXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - This loan failed the lender credits that cannot decrease test. ( XX CFR §XXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - This loan failed the lender credits that cannot decrease test. ( XX CFR §XXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - This loan failed the lender credits that cannot decrease test. ( XX CFR §XXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains lender credits that do not exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; XX/XX/XXXX  - This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10164	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Intent to Proceed is Missing	XX/XX/XXXX	XX/XX/XXXX - The intent to proceed is Missing;		XX/XX/XXXX	XX/XX/XXXX - The intent to proceed is received.			Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10164	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX
XX/XX/XXXX  - ATR/QM Status is pending. Noted documentation is required per Appendix Q. Provide DU (referenced on the XXXX). Provide XXX returns.  Or the borrowers cashflow analysis.  Updtae the borrowers income using a XX month average. Deaparting residence and rental property have HOA - verify the HOA dues and include them in the PITI. Provide the terms of the HELOC for the departing residence to allow calculation of payment for the P&I. Non-arms length transaction.;
																						XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - The exception 'ATR/QM Status is Pending' is cleared.; XX/XX/XXXX - PLease submit either cash flow analysis or borrower 2019 tax returns.			Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10164	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Regulation § XXX(c)(X)(i) failure - The borrower(s) reasonably expected income or assets was not properly considered.	XX/XX/XXXX	XX/XX/XXXX - The borrower(s) reasonably expected income or assets was not properly considered. Self employed less than XXX years requires XXX month average;		XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - The exception 'Regulation § 1026.43(c)(2)(i) failure - The borrower(s) reasonably expected income or assets was not properly considered.' is cleared.; XX/XX/XXXX  - Remians, The borrower(s) reasonably expected income or assets was not properly considered. Self employed less than XXX years requires XXX month average or submit the cashflow analysis in order to use XXX year returns.
Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10079	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

UWM2021J10079	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

UWM2021J10083	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10083	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10083	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10136	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

UWM2021J10136	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Exception is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

UWM2021J10433	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided within tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

UWM2021J10433	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided within tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

UWM2021J10434	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10434	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10435	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - Third Party Valuation Product Not Provided and CU Score is XXXX.; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX' from Active to Acknowledged by Client.;
																						XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
UWM2021J10435	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX
XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Acknowledged by Client.; XX/XX/XXXX  - na; XX/XX/XXXX  - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;
																						XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of XXX.
UWM2021J10435	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of XXX.
UWM2021J10166	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Lender Credits That Cannot Decrease Test	XX/XX/XXXX
XX/XX/XXXX  - Missing COC for decrease in lender credits on XX/XX/XXXX CD.; XX/XX/XXXX  - This loan failed the lender credits that cannot decrease test. ( XX CFR §XXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the lender credits that cannot decrease test. ( XX CFR §XXX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10143	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of XXX.

UWM2021J10143	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of XXX.

UWM2021J10444	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TILA Right of Rescission Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TILA right of rescission test.Closed-end ( XX CFR §XXX(a)(X) , transferred from  XX CFR §XXXX(a)(X) ), Open-end ( XX CFR §XXX(a)(X) , transferred from  XX CFR §XXXX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXX or §XXX, or delivery of all material disclosures, whichever occurs last.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the TILA right of rescission test.Closed-end ( XX CFR §XXX(a)(X) , transferred from  XX CFR §XXXX(a)(X) ), Open-end ( XX CFR §XXX(a)(X) , transferred from  XX CFR §XXXX(a)(X) )The funding date is not before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXX or §XXX, or delivery of all material disclosures, whichever occurs last.

UWM2021J10444	XXX	XXXX	$XXXXXX	XX	Acknowledged	B	B	B	B	B	B	B	B	B	B	Credit	XXX	Hazard Insurance Coverage is Not Sufficient	XX/XX/XXXX	XX/XX/XXXX - Dwelling coverage exceeds replacement cost estimator;		XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Hazard Insurance Coverage is Not Sufficient' from Active to Acknowledged by Client.; XX/XX/XXXX  - Hazard insurance coverage is $XXX, the subject loan amount is $XXX with the hazard insurance replacement coverage of Yes and estimated replacement value of $XXX.
																								Waiver	Client
UWM2021J10444	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q.Provide verification from the borrowers current employer that the bonus income is likely to continue.;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - The exception 'ATR/QM Status is Pending' is cleared.
UWM2021J10179	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Compliance	XXX	Escrow Waiver Disclosure is Missing	XX/XX/XXXX	XX/XX/XXXX - The escrow waiver disclosure is Missing;		XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - The escrow waiver disclosure is Not Applicable
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of XXX.

UWM2021J10183	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX	XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection;		XX/XX/XXXX	XX/XX/XXXX - cleared; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10183	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXX	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XX/XX/XXXX	XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection;		XX/XX/XXXX	XX/XX/XXXX - Post Disaster Inspection provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10183	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - DTI difference is due to small difference between annual insurance premium. ; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX;
XX/XX/XXXX
XX/XX/XXXX  - The qualifying back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10183	XXX	XXXX	$XXXXXX	XX	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	XXX	Incorrect rescission model used - RTC form model H-X used for Same Lender or Lender Affiliate Refinance	XX/XX/XXXX	XX/XX/XXXX - Incorrect rescission model used - XXX form modelH-X used for Same Lender or Lender XXX XXX ;		XX/XX/XXXX
XX/XX/XXXX  - Acknowledged; XX/XX/XXXX  - Change status of 'Incorrect rescission model used - RTC form model H-X used for Same Lender or Lender XXX XXX ' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Incorrect rescission model used - RTC form model H-X used for Same Lender or Lender XXX ' from Material to Non-Material.
																								Waiver	Client
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10157	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID Post-Consummation Reason for Redisclosure Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID post-consummation reason for redisclosure validation test.This loan contains a post-consummation revised closing disclosure delivery date but does not provide the reason for the redisclosure after consummation. The reason is required in order to audit post-consummation redisclosure timing tests.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'TRID Post-Consummation Reason for Redisclosure Validation Test' is no longer tested			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of XXX.
UWM2021J10157	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Consummation or Reimbursement Date Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of XXX.
UWM2021J10157	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of XXX.
UWM2021J10157	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Compliance	XXX	Notice of Special Flood Hazards is Missing	XX/XX/XXXX	XX/XX/XXXX - The notice of special flood hazards is Missing;		XX/XX/XXXX	XX/XX/XXXX - cleared; XX/XX/XXXX - The notice of special flood hazards is Not Applicable			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of XXX.
UWM2021J10157	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Third Party Valuation Product Provided.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of XXX.
UWM2021J10157	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX' from Active to Acknowledged by Client.
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of XXX.
UWM2021J10157	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of XXX.
UWM2021J10158	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Initial Closing Disclosure Delivery Date Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the initial closing disclosure delivery date test.( XX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10158	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Transcripts are missing	XX/XX/XXXX	XX/XX/XXXX - The borrower transcripts is Missing;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - The borrower XXX is Not Applicable
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10158	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	CoBorrower Transcripts is Missing	XX/XX/XXXX	XX/XX/XXXX - The coborrower Transcripts is Missing;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - The coborrower Transcripts is Not Applicable
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10158	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than 2.5' from Active to Acknowledged by Client.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10158	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10158	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Liquid Reserves (Dollar Amount) are less than AUS Minimum Required	XX/XX/XXXX	XX/XX/XXXX - The liquid reserves of $XXX are less than the minimum required per AUS of $XXX.;		XX/XX/XXXX	XX/XX/XXXX - The liquid reserves of $XXX are greater than or equal to the AUS minimum required of $XXX.; XX/XX/XXXX - Finding remians as reserves are short.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10160	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Transmittal Summary is Missing	XX/XX/XXXX	XX/XX/XXXX - The transmittal summary is Missing;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - The transmittal summary is Not Applicable
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10160	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than 2.5' from Active to Acknowledged by Client.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10160	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10191	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - FEMA declared XXX County in a disaster area (XXXX fires) on XX.XXX with an incident end date of XX/XX/XXXX. The appraisal in the file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage			Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10193	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Per Diem Interest Amount Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the per diem interest amount test. (XX Bus. Prof. Code §XXXX.X)The per diem interest amount charged on the loan ($XXX) exceeds the per diem interest charge or credit threshold ($-XXX).PLEASE NOTE: An additional $XXX buffer was included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the per diem interest amount test. (XXX Bus. Prof. Code §XXXXXX)The per diem interest amount charged on the loan ($XXX) does not exceed the per diem interest charge or credit threshold ($XXX).PLEASE NOTE: An additional $XXX buffer was included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of XXX.

UWM2021J10193	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of XXX.

UWM2021J10193	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of XXX.

UWM2021J10448	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test	XX/XX/XXXX
XX/XX/XXXX  - Per final CD in the file.; XX/XX/XXXX  - This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test' is no longer tested
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of XXX.

UWM2021J10448	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - Charges are per documentation in the file.; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).

Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of XXX.

UWM2021J10448	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Lender Credits That Cannot Decrease Test	XX/XX/XXXX
XX/XX/XXXX  - Charges are per documentation in the file.; XX/XX/XXXX  - This loan failed the lender credits that cannot decrease test. ( XX CFR §XXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the lender credits that cannot decrease test. ( XX CFR §XXX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).

Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of XXX.

UWM2021J10448	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Per UCDP in the file.; XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of XXX.

UWM2021J10448	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXXX%.; XX/XX/XXXX - Not found in the file.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of XXX.

UWM2021J10406	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10406	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10205	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Change severity of 'Property is located in a FEMA disaster area' from Material to Non-Material.; XX/XX/XXXX  - Fema declared XXX county in a disaster area (tropical storm XX) on XX/XX/XXXX, with an incident end date of XX/XX/XXXX. The appraisal in the file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10205	XXX	XXXX	$XXXXXX	XX	Cleared	A	A	A	A	A	A	A	A	A	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third party valuation is missing. Condition is for information purposes only - DD firm will order. CU is score is X.X;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10205	XXX	XXXX	$XXXXXX	XX	Cleared	A	A	A	A	A	A	A	A	A	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third party valuation is missing. Condition is for information purposes only - DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10184	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area on XX/XX/XXXX thru XX/XXX/XXXX due to wildfires.  Appraissal was completed  on XX/XX/XXXX and reflects no damage and condition is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10185	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Months) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10185	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Months) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10186	XXX	XXXX	$XXXXXX	XX	Acknowledged	A	B	A	B	A	B	A	B	A	B	Compliance	XXX	TILA Right of Rescission Test	XX/XX/XXXX
XX/XX/XXXX  - This loan passed the TILA right of rescission test.Closed-end ( XX CFR §XXX(a)(X) , transferred from  XX CFR §XXXX(a)(X) ), Open-end ( XX CFR §XXX(a)(X) , transferred from  XX CFR §XXXX(a)(X) )The funding date is not before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXX or §XXX, or delivery of all material disclosures, whichever occurs last.;
XX/XX/XXXX
XX/XX/XXXX  - Change status of 'TILA Right of Rescission Test' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'TILA Right of Rescission Test' from Material to Non-Material.; XX/XX/XXXX  - This loan failed the TILA right of rescission test.Closed-end ( XX CFR §XXX(a)(X) , transferred from  XX CFR §XXXX(a)(X) ), Open-end ( XX CFR §XXX(a)(X) , transferred from  XX CFR §XXXX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXX or §XXX, or delivery of all material disclosures, whichever occurs last.; XX/XX/XXXX  - Finding is N/A
																								Waiver	Client
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Months) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10186	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID Post-Consummation Reason for Redisclosure Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID post-consummation reason for redisclosure validation test.This loan contains a post-consummation revised closing disclosure delivery date but does not provide the reason for the redisclosure after consummation. The reason is required in order to audit post-consummation redisclosure timing tests.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'TRID Post-Consummation Reason for Redisclosure Validation Test' is no longer tested
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Months) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10186	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Consummation or Reimbursement Date Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Months) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10186	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Months) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10186	XXX	XXXX	$XXXXXX	XX	Cleared	A	A	A	A	A	A	A	A	A	A	Compliance	XXX	Charges That In Total Cannot Increase More Than XXX% Test	XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that in total cannot increase more than XXXX% test.  (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXXX% ($XXX) do not exceed the comparable charges ($XXX) by more than XXXX%. Please see the table that displays the Charges That Cannot Increase More Than XXXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXXX% ($XXX) do not exceed the comparable charges ($XXX) by more than XXXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).; XX/XX/XXXX  - This loan failed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Months) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10186	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Reimbursement Amount Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Months) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10186	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Lender Credits That Cannot Decrease Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the lender credits that cannot decrease test. ( XX CFR §XXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the lender credits that cannot decrease test. ( XX CFR §XXX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Months) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10186	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXX (Total Income of $$XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX;
XX/XX/XXXX
XX/XX/XXXX  - The qualifying back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Months) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10451	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q.- Missing income documentation for Co-Borrower's income (WVOE) and Lender used higher income for Borrower.;		XX/XX/XXXX	XX/XX/XXXX - The exception 'ATR/QM Status is Pending' is cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

UWM2021J10451	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.; XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

UWM2021J10451	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

UWM2021J10451	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Revised Loan Estimate Delivery Date and Changed Circumstances Date Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the revised loan estimate delivery date and changed circumstances date test. ( XX CFR §XXX(e)(X)(iv)(A) - (C), (E), (F) , and (D) as amended in XXXX , and XX CFR §XXX(e)(X)(i) )The revised loan estimate delivery date is either:Later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; or Before the creditor receives information sufficient to establish that a changed circumstance has occurred.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXX(e)(X)(i) (revised loan estimate disclosure). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneIf a creditor uses a revised estimate for the purpose of determining good faith for the zero tolerance and XXXX% tolerance categories under §XXX(e)(X)(i) and (ii), the creditor shall provide a revised version of the disclosures required under §XXX(e)(X)(i) reflecting the revised estimate either:Within three business days of receiving information sufficient to establish that one of the reasons for revision provided under §XXX(e)(X)(iv)(A) through (C), (E) and (F) applies; orNo later than three business days after the date the interest rate is locked, for revision provided under §XXX(e)(X)(iv)(D). The revised version of the disclosures required under §XXX(e)(X)(i) shall contain the revised interest rate, the points disclosed pursuant to §XXX(f)(X), lender credits, and any other interest rate dependent charges and terms.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'Revised Loan Estimate Delivery Date and Changed Circumstances Date Test' is no longer tested
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

UWM2021J10451	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - Initial LE dated XX/XX/XXXX reflected a Loan Discount fee of $XXX yet the final CD shows a charge of $XXX.  The rate lock/change of circumstance increasing the charge was dated XX/XX/XXXX yet the revised LE reflecting the increased fee of $XXX was not provided to the Borrower until XX/XX/XXXX. As a result, the increase of $XXX for the Discount Fee is considered as exceeding the legal limit and no evidence of reimbursement to the Borrower is in file.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

UWM2021J10451	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Reimbursement Amount Test	XX/XX/XXXX
XX/XX/XXXX  - Initial LE dated XX/XX/XXXX reflected a Loan Discount fee of $XXX yet the final CD shows a charge of $XXX.  The rate lock/change of circumstance increasing the charge was dated XX/XX/XXXX yet the revised LE reflecting the increased fee of $XXX was not provided to the Borrower until XX/XX/XXXX. As a result, the increase of $XXX for the Discount Fee is considered as exceeding the legal limit and no evidence of reimbursement to the Borrower is in file.; XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

UWM2021J10451	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Income Verification does not match Approval	XX/XX/XXXX
XX/XX/XXXX  - The borrower income verification does not match approval - Used XXXX XXXX-S K-X for income for this review at $XXX. Lender used XXXX XXXXS KX for income for a higher income of $XXX. Borrower owned XD XXXX% in XXXX, however, XXXX XXXX-S K-X shows he owns XD at XXXX%. Used at XXX % for this review.;
																						XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - The borrower income verification does match approval
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

UWM2021J10451	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	CoBorrower Income Verification does not match Approval	XX/XX/XXXX	XX/XX/XXXX - The coborrower income verification does not match approval-Missing income documentation for Co-Borrower's (WVOE);		XX/XX/XXXX	XX/XX/XXXX - The coborrower income verification does match approval
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

UWM2021J10214	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area. FEMA declared XXX XXX county in a disaster area (wildfires) on XX/XX/XXXX, with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is from informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage			Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10214	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Hazard insurance indicator is Partial. The policy is effective XX/XX/XXXX, and the Note is dated XX/XX/XXXX.;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Hazard insurance indicator is Present			Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10218	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Consumer Credit Contracts Cal. Civ. Code § XXX - Cosigner Notice Disclosure was not provided	XX/XX/XXXX	XX/XX/XXXX - Consumer Credit Contracts, Cal. Civ. Code § XXXXX - Cosigner Notice Disclosure was not provided;		XX/XX/XXXX	XX/XX/XXXX - Cosigner Notice Disclosure was provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10218	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Cal. Fin. Code § XXXX(k) - Consumer Caution and Home Ownership Counseling Notice Disclosure was not provided	XX/XX/XXXX	XX/XX/XXXX - Cal. Fin. Code § XXXX(k) - Consumer Caution and Home Ownership Counseling Notice Disclosure was not provided;		XX/XX/XXXX	XX/XX/XXXX - Consumer Caution and Home Ownership Counseling Notice Disclosure was provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10218	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Cosigner Notice Disclosure is Missing	XX/XX/XXXX	XX/XX/XXXX - The cosigner notice disclosure is Missing;		XX/XX/XXXX	XX/XX/XXXX - The cosigner notice disclosure is Not Applicable
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10218	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - XXXX KX not provided ;		XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - The exception 'Borrower Employment Verification does not meet guidelines' is cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10218	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Coverage is Not Sufficient.	XX/XX/XXXX
XX/XX/XXXX  - Hazard insurance coverage of $XXX is not sufficent. The subject loan amount is $XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.;
																						XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Hazard insurance coverage is sufficient.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10218	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Profit and Loss Does Not Meet Guidelines	XX/XX/XXXX	XX/XX/XXXX - Profit and Loss Does Not Meet Guidelines;		XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - The exception 'Profit and Loss Does Not Meet Guidelines' is cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10218	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX' from Active to Acknowledged by Client.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10218	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10222	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection. FEMA declared XXX XXX county in a disaster area (wildfires) on XX/XX/XXXX, with no end date.  The appraisal was completed on XX/XX/XXXX.   A Post Disaster Inspection is required. ;
																						XX/XX/XXXX	XX/XX/XXXX - CLeared; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

UWM2021J10224	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

UWM2021J10224	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

UWM2021J10453	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID Post-Consummation Reason for Redisclosure Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID post-consummation reason for redisclosure validation test.This loan contains a post-consummation revised closing disclosure delivery date but does not provide the reason for the redisclosure after consummation. The reason is required in order to audit post-consummation redisclosure timing tests.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'TRID Post-Consummation Reason for Redisclosure Validation Test' is no longer tested
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10453	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Title Policy is Missing	XX/XX/XXXX	XX/XX/XXXX - Title policy is Partial; XX/XX/XXXX - Title policy is Missing;		XX/XX/XXXX	XX/XX/XXXX - CLeared; XX/XX/XXXX - Title policy is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10453	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10453	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10453	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10416	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Initial Closing Disclosure Delivery Date Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the initial closing disclosure delivery date test.( XX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10416	XXX	XXXX	$XXXXXX	XX	Acknowledged	D	B	D	B	D	B	C	B	C	B	Compliance	XXX	Escrow Waiver Disclosure is Missing	XX/XX/XXXX	XX/XX/XXXX - The escrow waiver disclosure is Missing;		XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Escrow Waiver Disclosure is Missing' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Escrow Waiver Disclosure is Missing' from Material to Non-Material.
																								Waiver	Client
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10259	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TILA APR Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TILA APR test.
( XX CFR §XXX(a)(X), (X) , transferred from  XX CFR §XXXX(a)(X), (X) )
The annual percentage rate (APR) is XXXX%. The disclosed APR  of XXXX% is not considered accurate because it is more than X/X of X percentage point above or below the APR as determined in accordance with the actuarial method.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the TILA APR test due to one or more of the following findings:
( XX CFR §XXX(a)(X), (X) , transferred from  XX CFR §XXXX(a)(X), (X) ) The disclosed annual percentage rate (APR) of XXX% is considered accurate because it is not more than X/X of X percentage point above or below the APR of XXX% as determined in accordance with the actuarial method; orThe disclosed APR results from the disclosed finance charge, and the disclosed finance charge is considered accurate under §XXX(d)(X) (the finance charge test), or for purposes of rescission the disclosed finance charge is considered accurate under §XXX(g) or (h) (the rescission finance charge test or the foreclosure rescission finance charge test), whichever applies.

UWM2021J10259	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID Disclosure Delivery and Receipt Date Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID disclosure delivery and receipt date validation test due to one of the following findings:The Revised Loan Estimate Receipt Date is before Revised Loan Estimate Delivery Date; orThe Initial Closing Disclosure Receipt Date is before Initial Closing Disclosure Delivery Date; orThe Revised Closing Disclosure Receipt Date is before Revised Closing Disclosure Delivery Date.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'TRID Disclosure Delivery and Receipt Date Validation Test' is no longer tested
UWM2021J10261	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID "Section A. Origination Charges" Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID "Section A. Origination Charges" validation test.This loan contains a fee or fees where "compensation to" is set to a party other than lender or broker, but this fee or fees should not be retained by any party other than the lender or broker."Section A. Origination Charges" should contain an itemization of each amount, and a subtotal of all such amounts, that the consumer will pay to each creditor and loan originator for originating and extending the credit.;
XX/XX/XXXX
XX/XX/XXXX  - This compliance test 'TRID "Section A. Origination Charges" Validation Test' is no longer tested; XX/XX/XXXX  - AN appraisal fee cannot be locate d in section A whikch is lenders fees only.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10261	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Consummation or Reimbursement Date Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested; XX/XX/XXXX  - This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.;
XX/XX/XXXX
XX/XX/XXXX  - This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested; XX/XX/XXXX  - This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10261	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10261	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Reimbursement Amount Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; XX/XX/XXXX  - This loan passed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10261	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Title Policty is Partial	XX/XX/XXXX	XX/XX/XXXX - Title policy is Partial. Missing all pages of Prelim;		XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - Title policy is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10262	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Intent to Proceed is Missing	XX/XX/XXXX	XX/XX/XXXX - The intent to proceed is Missing;		XX/XX/XXXX	XX/XX/XXXX - cleared; XX/XX/XXXX - The intent to proceed is received.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

UWM2021J10262	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Coverage is Not Sufficient	XX/XX/XXXX	XX/XX/XXXX - Hazard insurance coverage of $XXX is not sufficient. The subject loan amount is $XXX with the hazard insurance replacement coverage of No and estimated replacement value of $XXX.;		XX/XX/XXXX	XX/XX/XXXX - CLeared; XX/XX/XXXX - Hazard insurance coverage is $XXX, the subject loan amount is $XXX with the hazard insurance replacement coverage of No and estimated replacement value of $XXX.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

UWM2021J10263	XXX	XXXX	$XXXXXX	XX	Cleared	B	A	B	A	B	A	B	A	B	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX	XX/XX/XXXX - Change severity of 'DTI Exceeds AUS Maximum Allowable' from Material to Non-Material.;		XX/XX/XXXX	XX/XX/XXXX - The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX			Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10234	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Reimbursement Amount Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

UWM2021J10234	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID Post-Consummation Event Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID Post-Consummation Event Validation Test.This loan has a post-consummation event date that occurs on or before the closing date or consummation date of the loan. Please review the loan data to ensure the dates are in the correct fields.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'TRID Post-Consummation Event Validation Test' is no longer tested
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

UWM2021J10234	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Lender Credits That Cannot Decrease Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the lender credits that cannot decrease test. ( XX CFR §XXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the lender credits that cannot decrease test. ( XX CFR §XXX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

UWM2021J10234	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX
XX/XX/XXXX  - ATR/QM Status is pending. Noted documentation is required per Appendix Q.Provide verification of the liquidation of stock - funds used for closing. Provide verification the XXXD money came from the borrowers account. Provide a property report for the home in XXX showing it is owned free & clear, the statement that the mortgage had been paid off is not sufficient to show no liens currently exist.;
																						XX/XX/XXXX	XX/XX/XXXX - The exception 'ATR/QM Status is Pending' is cleared.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

UWM2021J10234	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Liquid Reserves (Dollar Amount) are less than AUS Minimum Required	XX/XX/XXXX	XX/XX/XXXX - The liquid reserves of -$XXX are less than the minimum required per AUS of XXX.;		XX/XX/XXXX	XX/XX/XXXX - The liquid reserves of $XXX are greater than or equal to the AUS minimum required of XXX.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

UWM2021J10234	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Insufficient cash to close.	XX/XX/XXXX
XX/XX/XXXX  - Cash to close in the amount of $XXX is greater than the available asset amount of $XXX. Must verify XXX paid from borrowers account and provide documentation for sale of stock to meet funds for closing.;
																						XX/XX/XXXX	XX/XX/XXXX - Sufficient cash to close is documented.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

UWM2021J10457	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10457	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10457	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID "Section A. Origination Charges" Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID "Section A. Origination Charges" validation test.This loan contains a fee or fees where "compensation to" is set to a party other than lender or broker, but this fee or fees should not be retained by any party other than the lender or broker."Section A. Origination Charges" should contain an itemization of each amount, and a subtotal of all such amounts, that the consumer will pay to each creditor and loan originator for originating and extending the credit.; XX/XX/XXXX  - Final CD reflects the appraisal fee in Section A.  Appraisal fee is paid to a third party through an appraisal placement service offered by UWM. Fee should be in Section B.;
XX/XX/XXXX
XX/XX/XXXX  - This compliance test 'TRID "Section A. Origination Charges" Validation Test' is no longer tested; XX/XX/XXXX  - This loan failed the TRID "Section A. Origination Charges" validation test.This loan contains a fee or fees where "compensation to" is set to a party other than lender or broker, but this fee or fees should not be retained by any party other than the lender or broker."Section A. Origination Charges" should contain an itemization of each amount, and a subtotal of all such amounts, that the consumer will pay to each creditor and loan originator for originating and extending the credit.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10239	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.

UWM2021J10239	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXX years at job.

UWM2021J10246	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10246	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only – DD firm will order.; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10294	XXX	XXXX	$XXXXXX	XX	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	XXX	TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test	XX/XX/XXXX
XX/XX/XXXX  - Finding is N/A, no lender fees collected in Section B. ; XX/XX/XXXX  - This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker.; XX/XX/XXXX  - Change severity of 'TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test' from Material to Non-Material.; XX/XX/XXXX  - Change status of 'TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test' from Active to Acknowledged by Client.;
																						XX/XX/XXXX		Waiver	Client
Borrower X has significant job time - Borrower has XXXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10294	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area. FEMA declared XXX in a disaster area (wildfires) on XX/XX/XXXX with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has XXXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10294	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. TQM not met due to Approve/Ineligible AUS. ;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - The exception 'ATR/QM Status is Pending' is cleared.
Borrower X has significant job time - Borrower has XXXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10294	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX. Condition is for information purposes only – DD firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10294	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%. Condition is for information purposes only – DD firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10298	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection; XX/XX/XXXX  - FEMA declared XXX County in a disaster area(fires) on X.X.XXXX, with an incident end date of XX.XX.XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.
;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10298	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Initial Closing Disclosure Delivery Date Test	XX/XX/XXXX
XX/XX/XXXX  - Dates are per documentation in the file.; XX/XX/XXXX  - This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the initial closing disclosure delivery date test.( XX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation.
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10298	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - Lender added a fee of $XXX without a valid Change of Circumstance form.”  ; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10445	XXX	XXXX	$XXXXXX	XX	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	XXX	TILA Right of Rescission Test	XX/XX/XXXX
XX/XX/XXXX  - Per Documentation in file.; XX/XX/XXXX  - This loan failed the TILA right of rescission test.Closed-end ( XX CFR §XXX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXX or §XXX, or delivery of all material disclosures, whichever occurs last.;
XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'TILA Right of Rescission Test' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'TILA Right of Rescission Test' from Material to Non-Material.; XX/XX/XXXX  - This loan failed the TILA right of rescission test.Closed-end ( XX CFR §XXX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXX or §XXX, or delivery of all material disclosures, whichever occurs last.
																								Waiver	Client	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10445	XXX	XXXX	$XXXXXX	XX	Cleared	A	A	A	A	A	A	A	A	A	A	Compliance	XXX	Charges That In Total Cannot Increase More Than 10% Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX) exceed the comparable charges ($XXX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).; XX/XX/XXXX  - This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX) do not exceed the comparable charges ($XXX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX) do not exceed the comparable charges ($XXX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).; XX/XX/XXXX  - This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX) exceed the comparable charges ($XXX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10445	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Credit report in file does not show liabilities.; XX/XX/XXXX - Borrower liabilities verified indicator is Partial;		XX/XX/XXXX	XX/XX/XXXX - Credit report provided.; XX/XX/XXXX - Borrower liabilities verified indicator is Present			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10445	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	CoBorrower Liabilities Verified Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Credit report in file does not show liabilities.; XX/XX/XXXX - CoBorrower liabilities verified indicator is Partial;		XX/XX/XXXX	XX/XX/XXXX - Credit report provided.; XX/XX/XXXX - CoBorrower liabilities verified indicator is Present			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10445	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Credit Report Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Credit report in file does not show liabilities.; XX/XX/XXXX - Borrower credit report indicator is Partial;		XX/XX/XXXX	XX/XX/XXXX - Credit report provided.; XX/XX/XXXX - Borrower credit report indicator is Present			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10445	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	CoBorrower Credit Report Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Credit report in file does not show liabilities.; XX/XX/XXXX - CoBorrower credit report indicator is Partial;		XX/XX/XXXX	XX/XX/XXXX - Credit report provided.; XX/XX/XXXX - CoBorrower credit report indicator is Present			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10445	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Missing.; XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10445	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is X.XX.; XX/XX/XXXX - Missing.;		XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than X.X' from Active to Acknowledged by Client.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10445	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Missing.; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10301	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).
Borrower has more than X years at current residence - Borrower at current residence XXXX years
UWM2021J10265	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Coverage is Not Sufficient.	XX/XX/XXXX
XX/XX/XXXX  - Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.;
																						XX/XX/XXXX	XX/XX/XXXX - cleared; XX/XX/XXXX - Hazard insurance coverage is sufficient.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10267	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID "Section A. Origination Charges" Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID "Section A. Origination Charges" validation test.This loan contains a fee or fees where "compensation to" is set to a party other than lender or broker, but this fee or fees should not be retained by any party other than the lender or broker."Section A. Origination Charges" should contain an itemization of each amount, and a subtotal of all such amounts, that the consumer will pay to each creditor and loan originator for originating and extending the credit.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'TRID "Section A. Origination Charges" Validation Test' is no longer tested			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXXX.
UWM2021J10240	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXX.

UWM2021J10240	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXX.

UWM2021J10280	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID "Section A. Origination Charges" Validation Test	XX/XX/XXXX
XX/XX/XXXX  - Change severity of 'TRID "Section A. Origination Charges" Validation Test' from Material to Non-Material.; XX/XX/XXXX  - This loan failed the TRID "Section A. Origination Charges" validation test.This loan contains a fee or fees where "compensation to" is set to a party other than lender or broker, but this fee or fees should not be retained by any party other than the lender or broker."Section A. Origination Charges" should contain an itemization of each amount, and a subtotal of all such amounts, that the consumer will pay to each creditor and loan originator for originating and extending the credit.; XX/XX/XXXX  - Exception is Non-Material. Discount points paid to Lender, and Origination fee paid to Broker.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'TRID "Section A. Origination Charges" Validation Test' is no longer tested
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10280	XXX	XXXX	$XXXXXX	XX	Cleared	A	A	A	A	A	A	A	A	A	A	Compliance	XXX	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (XX CFR XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under XXX(e)(X)(i).;
XX/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10280	XXX	XXXX	$XXXXXX	XX	Cleared	A	A	A	A	A	A	A	A	A	A	Compliance	XXX	Reimbursement Amount Test	XX/XX/XXXX
XX/XX/XXXX  - This loan passed the reimbursement amount test.  (XX CFR XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under XXX(e)(X)(i) or (ii), the creditor complies with XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10280	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10280	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10280	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXX	Third Party AVM to appraised value exceeds XX% allowable variance	XX/XX/XXXX	XX/XX/XXXX - Third party AVM value of XXXXX with a variance of XXXX exceeds XXXX% allowable variance.;		XX/XX/XXXX	XX/XX/XXXX - Additional third party valuation requested to support value.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10458	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX. Condition is for information purposes only - DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided within tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10458	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided within tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10314	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Evidence of Rate Lock Not Provided	XX/XX/XXXX	XX/XX/XXXX - Evidence of Rate Lock Not Provided;		XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - Evidence of Rate Lock Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10284	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Consummation or Reimbursement Date Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested			Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10284	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under XXX(e)(X)(i).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).
Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10284	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Reimbursement Amount Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under XXX(e)(X)(i) or (ii), the creditor complies with XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.
Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10284	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Income Verification Level is Missing	XX/XX/XXXX	XX/XX/XXXX - The borrower income verification level is Missing. The AUS in file requires XX months of commission income to be verified. File is missing both XXXX and XXXX WX's.;		XX/XX/XXXX
XX/XX/XXXX  - A VOE provided indicates XXX, XXX and YTD breakdown of income ; XX/XX/XXXX  - The borrower income verification level is Level X – Stated/XX mos verified/SE borrower X yrs Tax Returns and CPA cert of returns
Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10284	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Income Verification is less than XX months	XX/XX/XXXX	XX/XX/XXXX - Borrower Income Verification of XXX is less than XX months, as is required on the AUS.;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Income Verification of XXX is greater than XX months.			Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10284	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX
XX/XX/XXXX  - ATR/QM Status is pending. Noted documentation is required per Appendix Q. The AUS recommendation in file is Approve/Ineligible.  The AUS requires the X most recent years WX's. File is missing both WX's.;
																						XX/XX/XXXX	XX/XX/XXXX - The exception 'ATR/QM Status is Pending' is cleared.			Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10284	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10284	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX' from Active to Acknowledged by Client.
Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10284	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10423	XXX	XXXX	$XXXXXX	XX	Acknowledged	B	B	B	B	B	B	B	B	B	B	Compliance	XXX	Affiliated Business Disclosure is Missing	XX/XX/XXXX	XX/XX/XXXX - The affiliate business disclosure is Missing;		XX/XX/XXXX	XX/XX/XXXX - B Grade; XX/XX/XXXX - Change status of 'Affiliated Business Disclosure is Missing' from Active to Acknowledged by Client.	Waiver	Client
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10293	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q.--Missing Approve/Eligible DU.;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - The exception 'ATR/QM Status is Pending' is cleared.			Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10493	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
UWM2021J10493	XXX	XXXX	$XXXXXX	XX	Cleared	A	A	A	A	A	A	A	A	A	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only-DD firm will order;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
UWM2021J10493	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - FEMA declared XXX county in a disaster area ( XXX) on XX/XX/XXXX, with a release date ofX/XX/XX. The appraisal in file is dated X/XX/XX and shows no damage, however the appraisal date is prior to FEMA release date. A Post Disaster Inspection not required.;
																						XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Post disaster inspection confirms no property damage
UWM2021J10493	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXX	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XX/XX/XXXX	XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection;		XX/XX/XXXX	XX/XX/XXXX - Post Disaster Inspection provided
UWM2021J10492	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area.  FEMA declared XXX  in a disaster area (fire) on X/XX/XXXX, which occurred on XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage, however a Post Disaster inspection is required.;
XX/XX/XXXX
XX/XX/XXXX  - Finding remains as the INcident Archive doe snot lcear the condition. ; XX/XX/XXXX  - Property county is not in an active FEMA zone, condition cleared. ; XX/XX/XXXX  - Post disaster inspection confirms no property damage

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10492	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXX	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - Change severity of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Material to Non-Material.; XX/XX/XXXX  - Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Acknowledged by Client.; XX/XX/XXXX  - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection;
																						XX/XX/XXXX	XX/XX/XXXX - Post Disaster Inspection provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10305	XXX	XXXX	$XXXXXX	XX	Cleared	A	A	A	A	A	A	A	A	A	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - The CU score is XXX, however the Third party valuation product is has not been provided. Condition is for information purposes only - DD firm wil order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10305	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10305	XXX	XXXX	$XXXXXX	XX	Cleared	A	A	A	A	A	A	A	A	A	A	Property	XXX	Third Party AVM to appraised value exceeds XX% allowable variance	XX/XX/XXXX	XX/XX/XXXX - Third party AVM value of XXX with a variance of -XXX exceeds XXXX% allowable variance.;		XX/XX/XXXX	XX/XX/XXXX - Additional third party valuation requested to support value.			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10306	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10306	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10308	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area.  FEMA declared XXX County in a disaster area (Severe Winter Storms) on XX/XX/XX with a release date of XX/XX/XX.  Appraisal in file is dated XX/XX/XX and does not reflect any damage.  Exception is for informational purposes only.;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10309	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection. FEMA declared XXX county in a disaster area (wildfires) on XX/XX/XXXX, with no end date.  The appraisal was completed on XX/XX/XXXX.   A Post Disaster Inspection is required.  ;
XX/XX/XXXX
XX/XX/XXXX  - Post disaster inspection confirms no property damage; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Property is located in a FEMA disaster area' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Property is located in a FEMA disaster area' from Material to Non-Material.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10309	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXX	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XX/XX/XXXX	XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Post Disaster Inspection provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10309	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX. For informational purposes only. DD firm to order.;		XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX' from Active to Acknowledged by Client.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10309	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10426	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower has more than X years at current residence - Borrower at current residence XXX years
UWM2021J10426	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower has more than X years at current residence - Borrower at current residence XXX years
UWM2021J10426	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has more than X years at current residence - Borrower at current residence XXX years
UWM2021J10310	XXX	XXXX	$XXXXXX	XX	Cleared	A	A	A	A	A	A	A	A	A	A	Compliance	XXX	Mortgage Loan Finding	XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Mortgage Loan Finding' from Active to Cleared by Client.; XX/XX/XXXX  - Change severity of 'Mortgage Loan Finding' from Material to Non-Material.; XX/XX/XXXX  - Mortgage Loan (XXX-XXX as amended by XXX HB XXX, Section X (XXXX))
The loan is a mortgage loan, as defined in the Kentucky Revised Statutes, because it is secured by a mortgage on residential real property containing four or fewer units.;
																						XX/XX/XXXX				Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10312	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10312	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10312	XXX	XXXX	$XXXXXX	XX	Cleared	A	A	A	A	A	A	A	A	A	A	Property	XXX	Third party AVM Confidence Score is less than XX%	XX/XX/XXXX	XX/XX/XXXX - Third party AVM Confidence Score of XXX is less than XXXX%.;		XX/XX/XXXX	XX/XX/XXXX - Additional third party valuation requested to support value.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10427	XXX	XXXX	$XXXXXX	XX	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	XXX	TRID Disclosure Delivery and Receipt Date Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID disclosure delivery and receipt date validation test due to one of the following findings:The Revised Loan Estimate Receipt Date is before Revised Loan Estimate Delivery Date; orThe Initial Closing Disclosure Receipt Date is before Initial Closing Disclosure Delivery Date; orThe Revised Closing Disclosure Receipt Date is before Revised Closing Disclosure Delivery Date.;
XX/XX/XXXX
XX/XX/XXXX  - CLeared; XX/XX/XXXX  - Change status of 'TRID Disclosure Delivery and Receipt Date Validation Test' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'TRID Disclosure Delivery and Receipt Date Validation Test' from Material to Non-Material.
																								Waiver	Client
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXX.

UWM2021J10427	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Coverage is Not Sufficient.	XX/XX/XXXX	XX/XX/XXXX - Hazard insurance coverage of $XXX is not sufficent. The subject loan amount is $XXX and estimated replacement value from insurance company was not provided.;		XX/XX/XXXX	XX/XX/XXXX - Hazard insurance coverage is sufficient.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXX.

UWM2021J10342	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection; XX/XX/XXXX  - FEMA declared XXX county in a disaster area(wildfires) on XXXXXX, with an incident end date of XXX. The appraisal in file is dated XX/XX/XXXX and shows no damage.Exception is for informational purposes only.
;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
UWM2021J10342	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
UWM2021J10342	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXXX%.; XX/XX/XXXX - Condition is for informational purposes only - DD firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
UWM2021J10437	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXX.
UWM2021J10437	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXX.
UWM2021J10438	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Coverage is Not Sufficient.	XX/XX/XXXX
XX/XX/XXXX  - Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.;
																						XX/XX/XXXX	XX/XX/XXXX - cleared; XX/XX/XXXX - Hazard insurance coverage is sufficient.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10438	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10438	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10439	XXX	XXXX	$XXXXXX	XX	Cleared	B	A	B	A	B	A	B	A	B	A	Compliance	XXX	Affiliated Business Disclosure is Missing	XX/XX/XXXX	XX/XX/XXXX - The affiliate business disclosure is Missing;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - The affiliate business disclosure is Present			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10439	XXX	XXXX	$XXXXXX	XX	Acknowledged	D	B	D	B	D	B	C	B	C	B	Compliance	XXX	Escrow Waiver Disclosure is Missing	XX/XX/XXXX	XX/XX/XXXX - The escrow waiver disclosure is Missing;		XX/XX/XXXX
XX/XX/XXXX  - Deemed non material. ; XX/XX/XXXX  - Change status of 'Escrow Waiver Disclosure is Missing' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Escrow Waiver Disclosure is Missing' from Material to Non-Material.
																								Waiver	Client	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10439	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXX	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XX/XX/XXXX	XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Post Disaster Inspection provided ; XX/XX/XXXX - XXX Fire Map provided, a post disaster inspection report is required.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10439	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX' from Active to Acknowledged by Client.
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10439	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10439	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area and no post disaster inspection provided.  FEMA declared XXX County in a disaster area (Wildfires) on X/XX/XX with an incident period starting X/XX/XX with no release date.  Appraisal in file is dated X/XX/XX and loan closed XX/XX/XX and no post disaster inspection report is in file.;
XX/XX/XXXX
XX/XX/XXXX  - Post disaster inspection confirms no property damage; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Property is located in a FEMA disaster area' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Property is located in a FEMA disaster area' from Material to Non-Material.; XX/XX/XXXX  - XXX Fire Map provided, a post disaster inspection report is required.
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10442	XXX	XXXX	$XXXXXX	XX	Cleared	B	A	B	A	B	A	B	A	B	A	Compliance	XXX	RESPA Homeownership Counseling Organizations Disclosure Date Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( XX CFR XXX(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XX days prior to the time when the list is provided to the loan applicant from either:(X)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(X)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXX(b) and as it relates to XXX (list of homeownership counseling organizations provided not later than X business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the homeownership counseling organizations disclosure date test. ( XX CFR §XXX(a) )The loan has a homeownership counseling organizations disclosure date that is within three business days of the loan originator's application date, and the homeownership counseling organizations disclosure date is on or before the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XX days prior to the time when the list is provided to the loan applicant from either:(X)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(X)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXX(b) and as it relates to §XXX (list of homeownership counseling organizations provided not later than X business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NonePlease note: This test does not validate the content of any list of homeownership counseling organizations.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10442	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Initial Loan Estimate Delivery Date Test (from application)	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( XX CFR XXX(e)(X)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $X, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXX(a)(X) and as it relates to XXX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under XXX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the initial loan estimate delivery date test (from application).( XX CFR §XXX(e)(X)(iii)(A) )The initial loan estimate delivery date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into account a user-submitted  designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXX(a)(X) and as it relates to §XXX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §XXX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10442	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID Post-Consummation Reason for Redisclosure Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID post-consummation reason for redisclosure validation test.This loan contains a post-consummation revised closing disclosure delivery date but does not provide the reason for the redisclosure after consummation. The reason is required in order to audit post-consummation redisclosure timing tests.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'TRID Post-Consummation Reason for Redisclosure Validation Test' is no longer tested			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10442	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Consummation or Reimbursement Date Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10442	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under XXX(e)(X)(i).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10442	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That In Total Cannot Increase More Than XX% Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that in total cannot increase more than XXXX% test.  (XX CFR XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to XXX(e)(X)(ii). The final charges that in total cannot increase more than XXXX% ($X,XXXXX) exceed the comparable charges ($XXX) by more than XXXX%. Please see the table that displays the Charges That Cannot Increase More Than XXXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under XXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with XXX(e)(X)(vi).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) do not exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).; XX/XX/XXXX  - This loan passed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) do not exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10442	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Written List of Service Providers Disclosure Date Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the written list of service providers disclosure date test for one or more of the following reasons: ( XX CFR XXX(e)(X)(vi) )The written list of service providers disclosure date is either:Less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; orLater than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in XXX(e)(X)(e)(X)(iii) §XXX(a)(X) and as it relates to XXX(a)(X)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by XXX(e)(X)(e)(X)(i) but in accordance with the timing requirements in XXX(e)(X)(e)(X)(iii).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the written list of service providers disclosure date test due to the following reasons: ( XX CFR §XXX(e)(X)(vi) )The written list of service providers disclosure date is not less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; andThe written list of service providers disclosure date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or mortgage broker receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXX(a)(X) and as it relates to §XXX(a)(X)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §XXX(e)(X)(e)(X)(i) but in accordance with the timing requirements in §XXX(e)(X)(e)(X)(iii).
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10442	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX' from Active to Acknowledged by Client.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10442	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10348	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area.  FEMA declared XXX county in a disaster area (severe storm) on XX/XX/XXXX, incident occurred on X/XX/XXXX.   The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only.;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.

UWM2021J10348	XXX	XXXX	$XXXXXX	XX	Acknowledged	B	B	B	B	B	B	B	B	B	B	Compliance	XXX	Affiliated Business Disclosure is Missing	XX/XX/XXXX	XX/XX/XXXX - The affiliate business disclosure is Missing;		XX/XX/XXXX
XX/XX/XXXX  - non material; XX/XX/XXXX  - Change status of 'Affiliated Business Disclosure is Missing' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Affiliated Business Disclosure is Missing' from Material to Non-Material.; XX/XX/XXXX  - Change severity of 'Affiliated Business Disclosure is Missing' from Non-Material to Material.
																								Waiver	Client
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.

UWM2021J10348	XXX	XXXX	$XXXXXX	XX	Acknowledged	D	B	D	B	D	B	C	B	C	B	Compliance	XXX	Escrow Waiver Disclosure is Missing	XX/XX/XXXX	XX/XX/XXXX - The escrow waiver disclosure is Missing;		XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Escrow Waiver Disclosure is Missing' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Escrow Waiver Disclosure is Missing' from Material to Non-Material.; XX/XX/XXXX  - Finding remains
																								Waiver	Client
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.

UWM2021J10350	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test' is no longer tested			Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10350	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID "Section C. Services You Can Shop For / Services Borrower Did Shop For" Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID "Section C. Services You Can Shop For / Services Borrower Did Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section C. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount and a subtotal of all such amounts the consumer will pay for settlement services for which the consumer can shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'TRID "Section C. Services You Can Shop For / Services Borrower Did Shop For" Validation Test' is no longer tested			Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10352	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Change severity of 'Property is located in a FEMA disaster area' from Material to Non-Material.; XX/XX/XXXX  - Fema declared XXX county in a disaster area (wildfires)on XXXXX, with an incident end date of XXXXX. The appraisal in the file is dated XXXX and shows no damage. Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage			Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10352	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Hazard insurance indicator is Partial. The policy is effective XX/XX/XXXX, and the Note is dated XX/XX/XXXX.;		XX/XX/XXXX	XX/XX/XXXX - Hazard insurance policy provided indicates an effective date of XX/XX/XXXX.; XX/XX/XXXX - Hazard insurance indicator is Present			Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10354	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10354	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10355	XXX	XXXX	$XXXXXX	XX	Acknowledged	D	B	D	B	D	B	C	B	C	B	Compliance	XXX	Escrow Waiver Disclosure is Missing	XX/XX/XXXX	XX/XX/XXXX - The escrow waiver disclosure is Missing;		XX/XX/XXXX
XX/XX/XXXX  - Deemed non material. ; XX/XX/XXXX  - Change status of 'Escrow Waiver Disclosure is Missing' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Escrow Waiver Disclosure is Missing' from Material to Non-Material.
																								Waiver	Client
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10355	XXX	XXXX	$XXXXXX	XX	Cleared	B	A	B	A	B	A	B	A	B	A	Compliance	XXX	Affiliated Business Disclosure is Missing	XX/XX/XXXX	XX/XX/XXXX - The affiliate business disclosure is Missing;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - The affiliate business disclosure is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10356	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX' from Active to Acknowledged by Client.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10356	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10357	XXX	XXXX	$XXXXXX	XX	Acknowledged	D	B	D	B	D	B	C	B	C	B	Compliance	XXX	Escrow Waiver Disclosure is Missing	XX/XX/XXXX	XX/XX/XXXX - The escrow waiver disclosure is Missing;		XX/XX/XXXX
XX/XX/XXXX  - Cleared; XX/XX/XXXX  - Change status of 'Escrow Waiver Disclosure is Missing' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Escrow Waiver Disclosure is Missing' from Material to Non-Material.
																								Waiver	Client
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10357	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Effective Date is after the Note Date	XX/XX/XXXX	XX/XX/XXXX - The hazard insurance effective date of XX/XX/XXXX. Consummation date is XX/XX/XXXX.;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - The exception 'Hazard Insurance Effective Date is after the Note Date' is cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10358	XXX	XXXX	$XXXXXX	XX	Cleared	A	A	A	A	A	A	A	A	A	A	Compliance	XXX	Initial Closing Disclosure Delivery Date Test	XX/XX/XXXX
XX/XX/XXXX  - This loan passed the initial closing disclosure delivery date test.( XX CFR XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph XXX(f)(X)(i) no later than three business days before consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation.

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10358	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID Initial Closing Disclosure Date and Funding Date Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID closing disclosure date and funding date validation test.This loan contains a closing disclosure receipt date (or closing disclosure delivery date if receipt date was not provided) that is after the funding date. Please review the loan data to ensure the dates are in the correct fields.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'TRID Initial Closing Disclosure Date and Funding Date Validation Test' is no longer tested
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10358	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID "Section C. Services You Can Shop For / Services Borrower Did Shop For" Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID "Section C. Services You Can Shop For / Services Borrower Did Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section C. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount and a subtotal of all such amounts the consumer will pay for settlement services for which the consumer can shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'TRID "Section C. Services You Can Shop For / Services Borrower Did Shop For" Validation Test' is no longer tested
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10358	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10358	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX' from Active to Acknowledged by Client.

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10358	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10359	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	XXX	Fraud Report Missing	XX/XX/XXXX	XX/XX/XXXX - Fraud report Missing.;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Fraud report Present.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10359	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10359	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX' from Active to Acknowledged by Client.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10359	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10325	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXX	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XX/XX/XXXX	XX/XX/XXXX - Property located in FEMA Declared Disaster Area [XXX; Incident end date XX/XX/XX] with no subsequent Property Inspection;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Post Disaster Inspection provided			Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10325	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX	XX/XX/XXXX - Property is located in a FEMA disaster area [XXX; Incident end date XX/XX/XX] with no post disaster inpection;		XX/XX/XXXX
XX/XX/XXXX  - cleared; XX/XX/XXXX  - Post disaster inspection confirms no property damage; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Property is located in a FEMA disaster area' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Property is located in a FEMA disaster area' from Material to Non-Material.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
UWM2021J10328	XXX	XXXX	$XXXXXX	XX	Cleared	B	A	B	A	B	A	B	A	B	A	Compliance	XXX	Affiliated Business Disclosure is Missing	XX/XX/XXXX	XX/XX/XXXX - The affiliate business disclosure is Missing;		XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - The affiliate business disclosure is Present
UWM2021J10328	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q. Appendix Q requires X years employment history which was not obtained for BX.;		XX/XX/XXXX	XX/XX/XXXX - The exception 'ATR/QM Status is Pending' is cleared.
UWM2021J10328	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Coverage is Not Sufficient.	XX/XX/XXXX
XX/XX/XXXX  - Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.;
																						XX/XX/XXXX	XX/XX/XXXX - Hazard insurance provided indicates XXX% extended replacement cost. ; XX/XX/XXXX - Hazard insurance coverage is sufficient.
UWM2021J10328	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area.  FEMA declared XXX county in a disaster area (fire) on X/XX/XXXX, incident occurred on X/XX/XXXX.   The appraisal in file is dated X/XX/XXXX and shows no damage.  Exception is for informational purposes only.; XX/XX/XXXX  - Change status of 'Property is located in a FEMA disaster area' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Property is located in a FEMA disaster area' from Material to Non-Material.; XX/XX/XXXX  - na;
																						XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Post disaster inspection confirms no property damage
UWM2021J10317	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Effective Date is after the Note Date	XX/XX/XXXX	XX/XX/XXXX - The hazard insurance effective date of XX/XX/XXXX is after the note date of XX/XX/XXXX;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - The exception 'Hazard Insurance Effective Date is after the Note Date' is cleared.			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10333	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - For informational purposes only. DD firm to order; XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10333	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10361	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Signed XXX is missing	XX/XX/XXXX	XX/XX/XXXX - Borrower X missing signed XXX;		XX/XX/XXXX	XX/XX/XXXX - In file, erroneous exception; XX/XX/XXXX - Signed XXX proviided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.

UWM2021J10361	XXX	XXXX	$XXXXXX	XX	Acknowledged	A	B	A	B	A	B	A	B	A	B	Compliance	XXX	Per Diem Interest Amount Test	XX/XX/XXXX
XX/XX/XXXX  - This loan passed the per diem interest amount test. (XXX Bus. Prof. Code §XXX)The per diem interest amount charged on the loan ($XXX) does not exceed the per diem interest charge or credit threshold ($XXX).PLEASE NOTE: An additional $X buffer was included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page.;
XX/XX/XXXX
XX/XX/XXXX  - Downgraded as lender chraged less. Graded a B. ; XX/XX/XXXX  - Change status of 'Per Diem Interest Amount Test' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Per Diem Interest Amount Test' from Material to Non-Material.
																								Waiver	Client
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.

UWM2021J10447	XXX	XXXX	$XXXXXX	XX	Cleared	A	A	A	A	A	A	A	A	A	A	Credit	XXX	Fraud Report Missing				XX/XX/XXXX				Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10460	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection. FEMA declared XXX county in a disaster area (wildfires) on XX/XX/XXXX, with no end date.  The appraisal was completed on XX/XX/XXXX, no damage reported.   A Post Disaster Inspection is required. ;
XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Property is located in a FEMA disaster area' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Property is located in a FEMA disaster area' from Material to Non-Material.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10366	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Per UCDP; XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.

UWM2021J10366	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXXX%.; XX/XX/XXXX - Missing;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.

UWM2021J10459	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Change severity of 'Property is located in a FEMA disaster area' from Material to Non-Material.; XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection. FEMA declared XXX county in a disaster area (hurricane) on XX/XX/XXXX, with a release date of XX/XX/XXXX, and (severe ice) on X/XX/XXXX, ending on X/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10482	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Effective Date is after the Note Date	XX/XX/XXXX	XX/XX/XXXX - The hazard insurance effective date of XX/XX/XXXX is after the note date of XX/XX/XXXX;		XX/XX/XXXX	XX/XX/XXXX - Previous hazard insurance policy dated XX/XX/XXXX was provided. Condition cleared. ; XX/XX/XXXX - The exception 'Hazard Insurance Effective Date is after the Note Date' is cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.

UWM2021J10376	XXX	XXXX	$XXXXXX	XX	Acknowledged	D	B	D	B	D	B	C	B	C	B	Compliance	XXX	Escrow Waiver Disclosure is Missing	XX/XX/XXXX	XX/XX/XXXX - The escrow waiver disclosure is Missing;		XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Escrow Waiver Disclosure is Missing' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Escrow Waiver Disclosure is Missing' from Material to Non-Material.
																								Waiver	Client
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10478	XXX	XXXX	$XXXXXX	XX	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	XXX	Per Diem Interest Amount Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the per diem interest amount test. (XXX Bus. Prof. Code §XXX)The per diem interest amount charged on the loan ($XXX) exceeds the per diem interest charge or credit threshold ($XXX).PLEASE NOTE: An additional $X buffer was included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page.;
XX/XX/XXXX
XX/XX/XXXX  - CLeared as lender charged X day less than  they should have, no harm to borrower. ; XX/XX/XXXX  - Change status of 'Per Diem Interest Amount Test' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Per Diem Interest Amount Test' from Material to Non-Material.
																								Waiver	Client
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10477	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.

UWM2021J10477	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.

UWM2021J10477	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.

UWM2021J10476	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Effective Date is after the Note Date	XX/XX/XXXX	XX/XX/XXXX - The hazard insurance effective date of XX/X/XXXX is after the note date of XX/XX/XXXX;		XX/XX/XXXX	XX/XX/XXXX - The exception 'Hazard Insurance Effective Date is after the Note Date' is cleared.			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10474	XXX	XXXX	$XXXXXX	XX	Cleared	B	A	B	A	B	A	B	A	B	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Fema declared XXX county in a disaster area (wildfires) on XXX, with an incident end date of XXX. The appraisal in the fiel is dated XXX and shows no damage. Exception is for informatinal purposes only. ; XX/XX/XXXX  - Change severity of 'Property is located in a FEMA disaster area' from Material to Non-Material.;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10474	XXX	XXXX	$XXXXXX	XX	Cleared	A	A	A	A	A	A	A	A	A	A	Credit	XXX	Borrower X is missing signed XXX.	XX/XX/XXXX	XX/XX/XXXX - Coborrowers XXX is missing from the file. ;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Signed XXX provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10391	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection. FEMA declared XXX county in a disaster area (wildfires) on XX/XX/XXXX, with no end date.  The appraisal was completed on XX/XX/XXXX. A Post Disaster Inspection is required.  ;
XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Property is located in a FEMA disaster area' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Property is located in a FEMA disaster area' from Material to Non-Material.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10391	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX' from Active to Acknowledged by Client.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10391	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
UWM2021J10393	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID Post-Consummation Revised Closing Disclosure Data Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID post-consummation revised closing disclosure data validation test.This loan contains a post-consummation reason for redisclosure, but it does not provide either:A consummation date; orA post-consummation revised closing disclosure delivery date; orA date when the event in connection with the settlement of the transaction that caused the closing disclosure to become inaccurate and thereby resulted in a change to an amount actually paid by the consumer from the closing disclosure occurred; orA date when the creditor knew of the event in connection with the settlement of the transaction that caused the closing disclosure to become inaccurate and thereby resulted in a change to an amount actually paid by the consumer from the closing disclosure.These dates are necessary to determine the timing requirement in the Post-Consummation Event and Revised Closing Disclosure Delivery Date Test.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'TRID Post-Consummation Revised Closing Disclosure Data Validation Test' is no longer tested
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10393	XXX	XXXX	$XXXXXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID "Section C. Services You Can Shop For / Services Borrower Did Shop For" Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID "Section C. Services You Can Shop For / Services Borrower Did Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section C. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount and a subtotal of all such amounts the consumer will pay for settlement services for which the consumer can shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'TRID "Section C. Services You Can Shop For / Services Borrower Did Shop For" Validation Test' is no longer tested
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

UWM2021J10394	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	XXX	HMDA Data Tape Not Provided	XX/XX/XXXX	XX/XX/XXXX - HMDA data tape not provided.;		XX/XX/XXXX	XX/XX/XXXX - HMDA data tape provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10394	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX
XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX' from Active to Acknowledged by Client.; XX/XX/XXXX  - na; XX/XX/XXXX  - Third Party Valuation Product Not Provided and CU Score is XXX.;
																						XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

UWM2021J10394	XXX	XXXX	$XXXXXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years